                     AIM V.I. AGGRESSIVE GROWTH FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Aggressive Growth Fund seeks to achieve long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fees and Expenses and of the Fund                    4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------

Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Future Fund Closure                                  6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   44.67%
2000...................................................................    2.60%
2001...................................................................  -26.06%
2002...................................................................  -22.66%



    During the periods shown in the bar chart, the highest quarterly return was 29.55% (quarter ended December 31, 1999) and the lowest quarterly return was -24.54% (quarter ended September 30, 2001).

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                        1 YEAR    INCEPTION         DATE
--------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund           (22.66)%     (3.65)%       05/01/98
Standard & Poor's 500 Index(1)            (22.09)%     (3.57)%(2)    04/30/98(2)
Russell 2500--Trademark-- Index(3)        (17.80)%     (0.50)%(2)    04/30/98(2)
Russell 2500--Trademark-- Growth
  Index(4)                                (29.09)%     (5.76)%(2)    04/30/98(2)
Lipper Mid-Cap Growth Fund Index(5)       (28.47)%     (4.04)%(2)    04/30/98(2)
--------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 2500--Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 2500 Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.


(4) The Russell 2500--Trademark-- Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.


(5) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.80%

Other Expenses                                                        0.36

Total Annual Fund
Operating Expenses                                                    1.16

Net Expenses                                                          1.16
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund               $118     $368      $638      $1,409
----------------------------------------------------------------------------------

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.80% of the fund's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.



- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998. From 1992 to 1998, he worked as a pension actuary for William M. Mercer, Inc.



- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.



They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the funds will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.


FUTURE FUND CLOSURE

Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when fund assets reach $200 million.


    During closed periods, the fund will accept additional investments from existing participants. Also, during those periods the fund will continue to pay Rule 12b-1 fees.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                                                   MAY 1, 1998
                                                                                                                 (DATE OPERATIONS
                                                                    YEAR ENDED DECEMBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         DECEMBER 31,
                                                        2002           2001           2000          1999               1998
                                                      --------       --------       --------       -------       ----------------
Net asset value, beginning of period                  $  10.81       $  14.62       $  14.25       $  9.85            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.08)         (0.10)(a)      (0.10)(a)     (0.04)(a)          0.04
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (2.37)         (3.71)          0.47          4.44             (0.14)
=================================================================================================================================
    Total from investment operations                     (2.45)         (3.81)          0.37          4.40             (0.10)
=================================================================================================================================
Less distributions from net investment income               --             --             --            --             (0.05)
=================================================================================================================================
Net asset value, end of period                        $   8.36       $  10.81       $  14.62       $ 14.25            $ 9.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         (22.66)%       (26.06)%         2.60%        44.67%            (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $103,611       $121,889       $103,181       $17,326            $4,399
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.16%(c)       1.21%          1.16%         1.19%             1.16%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.16%(c)       1.21%          1.26%         2.42%             4.62%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (0.87)%(c)     (0.88)%        (0.59)%       (0.41)%            0.96%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     85%            90%            65%           89%               30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $117,050,654.


(d) Annualized.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------

 AIM V.I. AGGRESSIVE GROWTH FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------------


AIMinvestments.com

                     AIM V.I. BALANCED FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Balanced Fund seeks to achieve as high a total return as possible, consistent with preservation of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                      ANNUAL
YEAR ENDED                                                             TOTAL
DECEMBER 31                                                           RETURNS
-----------                                                        -------------
1999.............................................................      19.31%
2000.............................................................      -4.20%
2001.............................................................     -11.42%
2002.............................................................     -17.10%



    During the periods shown in the bar chart, the highest quarterly return was 15.67% (quarter ended December 31, 1999) and the lowest quarterly return was -11.97% (quarter ended September 30, 2001).

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                  1 YEAR         INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Balanced Fund                (17.10)%         (1.12)%       05/01/98
Standard & Poor's 500 Index(1)        (22.09)%         (3.57)%(2)    04/30/98(2)
Custom Balanced Index(3)               (9.47)%          1.30%(2)     04/30/98(2)
Lipper Balanced Fund Index(4)         (10.69)%          0.45%(2)     04/30/98(2)
--------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the "Custom Balanced" 60% Russell 3000/40% Lehman Brothers U.S. Aggregate Bond Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the inception date closest to the inception date of the fund's Series I shares.


(3) The Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. This index consists of 60% Russell 3000--Registered Trademark-- Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


(4) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.75%

Other Expenses                                                        0.42

Total Annual Fund
Operating Expenses                                                    1.17

Net Expenses                                                          1.17
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Balanced Fund                     $119     $372      $644      $1,420
--------------------------------------------------------------------------------

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.75% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



(Co-Managed)


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.


- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.


They are assisted by the Balanced Team and Investment Grade Team. More information on the fund's management team maybe found on our website (http://www.aiminvestments.com).

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                                                     MAY 1, 1998
                                                                                                                        (DATE
                                                                                                                     OPERATIONS
                                                                       YEAR ENDED DECEMBER 31,                      COMMENCED) TO
                                                         ----------------------------------------------------       DECEMBER 31,
                                                          2002           2001            2000          1999             1998
                                                         -------       --------         -------       -------       -------------
Net asset value, beginning of period                     $ 10.84       $  12.46         $ 13.04       $ 11.14          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.18(a)        0.27(a)(b)      0.37(a)       0.31(a)          0.12
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (2.02)         (1.70)          (0.93)         1.83             1.18
=================================================================================================================================
    Total from investment operations                       (1.84)         (1.43)          (0.56)         2.14             1.30
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.25)         (0.19)          (0.02)        (0.17)           (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --             --              --         (0.07)           (0.02)
=================================================================================================================================
    Total distributions                                    (0.25)         (0.19)          (0.02)        (0.24)           (0.16)
=================================================================================================================================
Net asset value, end of period                           $  8.75       $  10.84         $ 12.46       $ 13.04          $ 11.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (17.02)%       (11.43)%         (4.28)%       19.31%           13.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $82,866       $105,395         $85,693       $48,307          $10,343
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.17%(d)       1.12%           1.10%         1.21%            1.18%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.17%(d)       1.12%           1.10%         1.31%            2.83%(e)
=================================================================================================================================
Ratio of net investment income to average net assets        1.90%(d)       2.37%(b)        2.80%         2.66%            3.71%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       90%            55%             49%           57%               9%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.29 and the ratio of net investment income to average net assets would have been 2.52%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(d) Ratios are based on average daily net assets of $94,009,578.


(e) Annualized.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. BALANCED FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. BASIC VALUE FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Basic Value Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------

Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.


    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    To the extent the fund holds cash or cash equivalents rather than equity or long-term fixed income securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown below do not reflect charges at the separate account level; if they did, the performance shown would be lower.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Series I shares.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -22.15%




    During the period shown in the bar chart, the highest quarterly return was 7.69% (quarter ended December 31, 2002) and the lowest quarterly return was -20.06% (quarter ended September 30, 2002).

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE TABLE



The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                (22.15)%     (15.78)%       09/10/01
Standard & Poor's 500 Index(1)           (22.09)%     (15.99)%(2)    08/31/01(2)
Russell 1000--Registered Trademark--
  Index(3)                               (21.65)%     (15.67)%(2)    08/31/01(2)
Russell 1000--Registered Trademark--
  Value Index(4)                         (15.52)%     (12.01)%(2)    08/31/01(2)
Lipper Large-Cap Value Fund Index(5)     (19.68)%     (15.00)%(2)    08/31/01(2)
--------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell 1000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.


(5) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.73%

Other Expenses                                                        0.43

Total Annual Fund
Operating Expenses                                                    1.16

Net Expenses                                                          1.16
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                   $118     $368      $638      $1,409
--------------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.73% of the fund's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager for Van Kampen American Capital Asset Management, Inc.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte & Touche.


- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.


- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I class shares.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                              SEPTEMBER 10, 2001
                                                               (DATE OPERATIONS
                                             YEAR ENDED         COMMENCED) TO
                                            DECEMBER 31,         DECEMBER 31,
                                                2002                 2001
                                           ---------------    ------------------
Net asset value, beginning of period          $  10.25             $ 10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.02(a)             0.01
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)               (2.29)               0.25
================================================================================
    Total from investment operations             (2.27)               0.26
================================================================================
Less distributions from net investment
  income                                         (0.00)              (0.01)
================================================================================
Net asset value, end of period                $   7.98             $ 10.25
________________________________________________________________________________
================================================================================
Total return(b)                                 (22.15)%              2.63%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $ 97,916             $19,638
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and expense
    reimbursements                                1.16%(c)            1.27%(d)
--------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                                1.16%(c)            2.61%(d)
================================================================================
Ratio of net investment income to
  average net assets                              0.18%(c)            0.28%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                             22%                  4%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $59,788,335.


(d) Annualized.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. BASIC VALUE FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. BLUE CHIP FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Blue Chip Fund seeks to provide long-term growth of capital with a secondary objective of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I Class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Any percentage limitation with respect to assets of the fund are applied at the time of purchase. The fund considers blue chip companies to be large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess the following characteristics:

- Market characteristics--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.


    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security is no longer a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objectives.



    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   -8.18%
2001...................................................................  -22.54%
2002...................................................................  -26.16%



    During the periods shown in the bar chart, the highest quarterly return was 12.52% (quarter ended December 31, 2001) and the lowest quarterly return was -19.83% (quarter ended March 31, 2001).

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                SINCE          INCEPTION
December 31, 2002)                        1 YEAR    INCEPTION          DATE
-----------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                   (26.16)%     (19.29)%        12/29/99
Standard & Poor's 500 Index(1)            (22.09)%     (14.54)%(2)     12/31/99(2)
Russell 1000--Registered Trademark--
  Index(3)                                (21.65)%     (14.16)%(2)     12/31/99(2)
Lipper Large-Cap Core Fund Index(4)       (21.23)%     (14.00)%(2)     12/31/99(2)
-----------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell 1000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                                SERIES I
your investment)                                                        SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                               None

Maximum Deferred
Sales Charge (Load)                                                       None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.75%

Other Expenses                                                        0.43

Total Annual Fund
Operating Expenses                                                    1.18

Net Expenses                                                          1.18
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                     $120     $375      $649      $1,432
--------------------------------------------------------------------------------

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.75% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



(Co-Managed)



- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.



- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in each fund's annual report, which is available upon request.


                                                                                                  DECEMBER 29, 1999
                                                                                                  (DATE OPERATIONS
                                                                  YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                              --------------------------------      DECEMBER 31,
                                                               2002          2001       2000            1999
                                                              -------       -------    -------    -----------------
Net asset value, beginning of period                          $  7.11       $  9.18    $ 10.00         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.00(a)      (0.01)      0.02(a)        0.00
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.86)        (2.06)     (0.84)          0.00
===================================================================================================================
    Total from investment operations                            (1.86)        (2.07)     (0.82)          0.00
===================================================================================================================
Net asset value, end of period                                $  5.25       $  7.11    $  9.18         $10.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                (26.16)%      (22.54)%    (8.18)%         0.00
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $65,490       $60,129    $29,787         $1,000
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.18%(c)      1.26%      1.31%          1.30%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.18%(c)      1.26%      2.13%         12.49%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.03)%(c)    (0.17)%     0.07%          3.07%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            38%           19%        15%            --
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for the period shown.


(c) Ratios are based on average daily net assets of $64,837,979.


(d) Annualized.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. BLUE CHIP FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. CAPITAL APPRECIATION FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Capital Appreciation Fund seeks to provide growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      3
------------------------------------------------------
The Advisor                                          3

Advisor Compensation                                 3

Portfolio Managers                                   3

OTHER INFORMATION                                    4
------------------------------------------------------
Purchase and Redemption of Shares                    4

Pricing of Shares                                    4

Taxes                                                4

Dividends and Distributions                          4

Share Classes                                        4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM Lifetime America, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect and AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k), and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. All performance shown assures the reinvestment of dividends and capital gains. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    2.50%
1995...................................................................   35.69%
1996...................................................................   17.58%
1997...................................................................   13.50%
1998...................................................................   19.30%
1999...................................................................   44.61%
2000...................................................................  -10.91%
2001...................................................................  -23.28%
2002...................................................................  -24.35%



    During the periods shown in the bar chart, the highest quarterly return was 35.78% (quarter ended December 31, 1999) and the lowest quarterly return was -23.09% (quarter ended September 30, 2001).

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended                                SINCE          INCEPTION
December 31, 2002)              1 YEAR    5 YEARS    INCEPTION          DATE
----------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund                          (24.35)%   (2.26)%       7.32%         05/05/93
Standard & Poor's 500 Index(1)  (22.09)%   (0.58)%       9.47%(2)      04/30/93(2)
Russell 1000--Registered
  Trademark-- Growth Index(3)   (27.88)%   (3.84)%       7.49%(2)      04/30/93(2)
Lipper Multi-Cap Growth Fund
  Index(4)                      (29.82)%   (3.34)%       6.51%(2)      04/30/93(2)
----------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark--Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a greater than average growth orientation. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred Sales Charge (Load)                                  None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
---------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 SERIES I SHARES
---------------------------------------------------------------------------------
Management Fees                                                        0.61%

Other Expenses                                                         0.24

Total Annual Fund Operating Expenses                                   0.85

Net Expenses                                                           0.85
---------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          $87      $271      $471      $1,049
--------------------------------------------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Christian A. Costanzo, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.



- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.



    They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com).

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.



    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                  YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                              2002            2001            2000          1999         1998
                                                            --------       ----------      ----------    ----------    --------
Net asset value, beginning of period                        $  21.72       $    30.84      $    35.58    $    25.20    $  21.75
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.05)(a)        (0.05)(a)       (0.05)        (0.02)       0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (5.24)           (7.17)          (3.79)        11.17        4.12
===============================================================================================================================
    Total from investment operations                           (5.29)           (7.22)          (3.84)        11.15        4.14
===============================================================================================================================
Less distributions:
  Dividends from net investment income                            --               --              --         (0.02)      (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --            (1.90)          (0.90)        (0.75)      (0.65)
===============================================================================================================================
    Total distributions                                           --            (1.90)          (0.90)        (0.77)      (0.69)
===============================================================================================================================
Net asset value, end of period                              $  16.43       $    21.72      $    30.84    $    35.58    $  25.20
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                               (24.35)%         (23.28)%        (10.91)%       44.61%      19.30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $763,038       $1,160,236      $1,534,209    $1,131,217    $647,248
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                         0.85%(c)         0.85%           0.82%         0.73%       0.67%
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.27)%(c)       (0.22)%         (0.17)%       (0.06)%      0.11%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                           67%              65%             98%           65%         83%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $948,502,072.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C., on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. CAPITAL APPRECIATION FUND SERIES I
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. CAPITAL DEVELOPMENT FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Capital Development Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I Class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos, Invierta con DISCIPLINA and Design and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect and AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com. The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   29.10%
2000...................................................................    9.25%
2001...................................................................   -8.08%
2002...................................................................  -21.36%




    During the period shown in the bar chart, the highest quarterly return was 29.66% (quarter ended December 31, 1999) and the lowest quarterly return was -21.21% (quarter ended September 30, 2002).


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
(for the periods ended                                       SINCE         INCEPTION
December 31, 2002)                          1 YEAR         INCEPTION          DATE
----------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund             (21.36)%         (1.25)%       05/01/98
Standard & Poor's 500 Index(1)                (22.09)%         (3.57)%(2)    04/30/98(2)
Russell 2500--Trademark-- Index(3)            (17.80)%         (0.50)%(2)    04/30/98(2)
Lipper Mid-Cap Core Fund Index(4)             (17.37)%          0.43%(2)     04/30/98(2)
----------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 2500--Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Russell 2500 Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.


(4) The Lipper Mid-Cap Core Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.75%

Other Expenses                                                        0.39

Total Annual Fund
Operating Expenses                                                    1.14

Net Expenses                                                          1.14
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Development Fund           $116     $362      $628      $1,386
--------------------------------------------------------------------------------

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.75% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.



- James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.



They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                                                   MAY 1, 1998
                                                                                                                 (DATE OPERATIONS
                                                          YEAR ENDED DECEMBER 31,                                 COMMENCED) TO
                                   ----------------------------------------------------------------------          DECEMBER 31,
                                    2002              2001                 2000                 1999                   1998
                                   -------        -------------        -------------        -------------        ----------------
Net asset value, beginning of
  period                           $ 11.94           $ 12.99              $ 11.89              $  9.21                $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       (0.01)(a)         (0.02)               (0.01)(a)            (0.03)(a)              0.03(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (2.54)            (1.03)                1.11                 2.71                 (0.78)
=================================================================================================================================
    Total from investment
      operations                     (2.55)            (1.05)                1.10                 2.68                 (0.75)
=================================================================================================================================
Less distributions from net
  investment income                     --                --                   --                   --                 (0.04)
=================================================================================================================================
Net asset value, end of period     $  9.39           $ 11.94              $ 12.99              $ 11.89                $ 9.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                     (21.36)%           (8.08)%               9.25%               29.10%                (7.51)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $70,018           $92,732              $74,874              $11,035                $3,172
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    1.14%(c)          1.16%                1.19%                1.23%                 1.21%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                 1.14%(c)          1.16%                1.38%                3.42%                 5.80%(d)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets       (0.08)%(c)        (0.16)%              (0.07)%              (0.32)%                0.62%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                121%              125%                 110%                 132%                   45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $85,219,471.


(d) Annualized.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------

 AIM V.I. CAPITAL DEVELOPMENT FUND SERIES I
 SEC 1940 Act file number: 811-7452
--------------------------------------------


AIMinvestments.com

                     AIM V.I. CORE EQUITY FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Core Equity Fund seeks to provide growth of capital with a secondary objective of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, AIMinvestments.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objectives by investing, normally, at least 80% of its total assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.



    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objectives.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   33.86%
1996...................................................................   19.94%
1997...................................................................   25.72%
1998...................................................................   27.68%
1999...................................................................   34.25%
2000...................................................................  -14.56%
2001...................................................................  -22.83%
2002...................................................................  -15.58%




    During the periods shown in the bar chart, the highest quarterly return was 26.48% (quarter ended December 31, 1998) and the lowest quarterly return was -21.54% (quarter ended September 30, 2001). Effective September 30, 2002 the AIM V.I. Core Equity Fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE       INCEPTION
December 31, 2002)              1 YEAR    5 YEARS    INCEPTION       DATE
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund       (15.58)%   (0.94)%      7.86%       05/02/94
Standard & Poor's 500 Index(1)  (22.09)%   (0.58)%      9.96%(2)    04/30/94(2)
Russell 1000--Registered
  Trademark-- Index(3)          (21.65)%   (0.58)%      9.80%(2)    04/30/94(2)
Lipper Large-Cap Core Fund
  Index(4)                      (21.23)%   (0.74)%      8.29%(2)    04/30/94(2)
-------------------------------------------------------------------------------



(1)The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark--Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(2)The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3)The Russell 1000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4)The Lipper Large-Cap Core Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                      None

Maximum Deferred
Sales Charge (Load)                                              None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                  0.61%

Other Expenses                                                   0.17

Total Annual Fund
Operating Expenses                                               0.78

Net Expenses                                                     0.78
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
AIM V.I. Core Equity Fund           $80      $249      $433       $966
------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of the average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:


- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.



- David W. Pointer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.



They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.






                                                                              YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2002             2001             2000             1999             1998
                                                   ----------       ----------       ----------       ----------       ----------
Net asset value, beginning of period               $    20.20       $    26.19       $    31.59       $    23.75       $    18.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.12(a)          0.03(b)          0.01(a)          0.06(a)       0.26(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (3.27)           (6.01)           (4.56)            8.05             4.95
=================================================================================================================================
    Total from investment operations                    (3.15)           (5.98)           (4.55)            8.11             5.21
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.06)           (0.01)           (0.04)           (0.16)          (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --               --            (0.81)           (0.11)          (0.24)
=================================================================================================================================
    Total distributions                                 (0.06)           (0.01)           (0.85)           (0.27)          (0.33)
=================================================================================================================================
Net asset value, end of period                     $    16.99       $    20.20       $    26.19       $    31.59       $    23.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (15.58)%         (22.83)%         (14.56)%          34.25%          27.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,385,050       $1,916,875       $2,514,262       $2,443,264       $1,262,059
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  0.78%(d)         0.82%            0.84%            0.77%           0.65%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 0.67%(d)         0.12%            0.04%            0.22%           1.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   113%              73%              75%              93%            140%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been remained unchanged and the ratio of net investment income to average net assets would have been 0.13%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(d) Ratios are based on average daily net assets of $1,642,287,403.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. CORE EQUITY FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Dent Demographic Trends Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund;
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisors                                         4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -17.90%
2001...................................................................  -31.91%
2002...................................................................  -32.20%


    During the period shown in the bar chart, the highest quarterly return was 23.67% (quarter ended December 31, 2001) and the lowest quarterly return was -31.55% (quarter ended March 31, 2001).

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE       INCEPTION
December 31, 2002)                         1 YEAR    INCEPTION       DATE
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund      (32.20)%    (27.59)%      12/29/99
Standard & Poor's 500 Index(1)             (22.09)%    (14.54)%(2)   12/31/99(2)
Russell 3000--Registered Trademark--
  Index(3)                                 (21.54)%    (13.69)%(2)   12/31/99(2)
Russell 3000--Registered Trademark--
  Growth Index(4)                          (28.03)%    (23.44)%(2)   12/31/99(2)
Lipper Multi-Cap Growth Fund Index(5)      (29.82)%    (22.70)%(2)   12/31/99(2)
--------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 3000--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell 3000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth or Russell 2000--Registered Trademark-- Growth indices.


(5) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred Sales Charge (Load)                                  None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.85%

Other Expenses                                                        0.58

Total Annual Fund Operating Expenses                                  1.43

Fee Waiver and Expense Reimbursements                                 0.13

Net Expenses                                                          1.30(2)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Dent
Demographic Trends
Fund                       $146           $452          $ 782          $1,713
--------------------------------------------------------------------------------

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day to day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor since 1999.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.72% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:


- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.



- Kirk L. Anderson, Portfolio Manger, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://aiminvestments.com).

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                                             DECEMBER 29, 1999
                                                                                                              (DATE OPERATIONS
                                                                      YEAR ENDED DECEMBER 31,                    COMMENCED)
                                                               -------------------------------------          TO DECEMBER 31,
                                                                   2002         2001          2000                  1999
                                                               ------------    -------       -------       ----------------------
Net asset value, beginning of period                             $  5.59       $  8.21       $ 10.00               $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.03)(a)     (0.05)(a)     (0.07)(a)             0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.77)        (2.57)        (1.72)                0.00
=================================================================================================================================
    Total from investment operations                               (1.80)        (2.62)        (1.79)                0.00
=================================================================================================================================
Net asset value, end of period                                   $  3.79       $  5.59       $  8.21               $10.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (32.20)%      (31.91)%      (17.90)%               0.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $26,747       $39,226       $41,300               $1,000
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.30%(c)      1.38%         1.40%                1.40%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.43%(c)      1.44%         1.63%               12.58%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.67)%(c)    (0.79)%       (0.69)%               2.96%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                              208%          144%           92%                  --
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $32,315,602.


(d) Annualized.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------------

 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------------------


AIMinvestments.com

                     AIM V.I. DIVERSIFIED INCOME FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Diversified Income Fund seeks to achieve a high level of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Shares Classes                                       6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.

    The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................  -5.07%
1995...................................................................  19.02%
1996...................................................................  10.19%
1997...................................................................   9.39%
1998...................................................................   3.58%
1999...................................................................  -1.92%
2000...................................................................   0.69%
2001...................................................................   3.59%
2002...................................................................   2.30%



    During the periods shown in the bar chart, the highest quarterly return was 5.54% (quarter ended June 30, 1995) and the lowest quarterly return was -3.16% (quarter ended March 31, 1994).

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                 SINCE       INCEPTION
December 31, 2002)             1 YEAR    5 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund                           2.30%      1.63%        4.75%       05/05/93
Lehman Brothers U.S.
  Aggregate Bond Index(1)       10.25%      7.55%        7.26%(2)    04/30/93(2)
Lipper BBB Rated Fund Index      7.20%      5.42%        6.43%(2)    04/30/93(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Lipper BBB Rated Index is an equally weighted representation of the 30 largest funds in the Lipper BBB rated funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.60%

Other Expenses                                                        0.34

Total Annual Fund
Operating Expenses                                                    0.94

Net Expenses                                                          0.94
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Diversified
Income Fund                                   $96      $300      $520      $1,155
----------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.60% of the fund's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:




  (Co-Managed)


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.


- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



They are assisted by the Investment Grade Team and High Yield Taxable Team. More information on the fund's management team may be found on our website (http://aiminvestments.com).

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares received at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                 YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                               2002          2001          2000           1999       1998
                                                              -------       -------       --------       -------    -------
Net asset value, beginning of period                          $  9.13       $  9.49       $ 10.06        $ 10.94    $ 11.29
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.55(a)       0.67(a)(b)    0.76(a)        0.64       0.75
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.35)        (0.35)        (0.69)         (0.85)    (0.35)
===========================================================================================================================
    Total from investment operations                             0.20          0.32          0.07          (0.21)      0.40
===========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.73)        (0.68)        (0.64)         (0.67)    (0.57)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --            --             --     (0.18)
===========================================================================================================================
    Total distributions                                         (0.73)        (0.68)        (0.64)         (0.67)    (0.75)
===========================================================================================================================
Net asset value, end of period                                $  8.60       $  9.13       $  9.49        $ 10.06    $ 10.94
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                                  2.30%         3.48%         0.80%         (1.92)%    3.58%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $70,642       $79,875       $83,722        $99,509    $96,445
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                          0.94%(d)      0.93%         0.90%          0.83%     0.77%
===========================================================================================================================
Ratio of net investment income to average net assets             6.15%(d)      6.87%(b)      7.84%          7.20%     6.99%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            86%           79%           74%            83%       50%
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a)Calculated using average shares outstanding.


(b)As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.70 and the ratio of net investment income to average net assets would have been 7.19%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.


(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(d)Ratios are based on average daily net assets of $74,380,010.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------

 AIM V.I. DIVERSIFIED INCOME FUND SERIES I
 SEC 1940 Act file number: 811-7452
-------------------------------------------


AIMinvestments.com

                     AIM V.I. GLOBAL UTILITIES FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Global Utilities Fund seeks to achieve a high total return.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of domestic and foreign public utility companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest in non-utility securities, but generally will invest in securities of companies that derive revenues from utility-related activities such as providing services, equipment or fuel sources to utilities. Such companies may include those that provide maintenance services to electric, telephone or natural gas utilities, companies that provide energy sources such as coal or uranium, fuel service and equipment companies, companies that provide pollution control for water utilities, and companies that build pipelines or turbines which help produce electricity.

    The fund may invest up to 80% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest a significant amount of its assets in the securities of U.S. issuers. The fund may invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds."

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than can a diversified fund. With respect to 50% of its total assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer. The portfolio managers focus on securities that have favorable prospects for high total return. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that prospect.


    Any percentage limitations with respect to assets of the fund are applied at the time of purchase. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.



    In anticipation of or in response to adverse market conditions the fund may invest 100% of its total assets in securities of U.S. issuers.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The value of the fund's shares is particularly vulnerable to factors affecting the utility company industry, such as substantial economic, operational, competitive, or regulatory changes. Such changes may, among other things, increase compliance costs or the costs of doing business. In addition, increases in fuel, energy and other prices have historically limited the growth potential of utility companies. Because the fund focuses its investments in the public utility industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.



    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown does not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                            ---------
1995.................................................................    26.74%
1996.................................................................    12.07%
1997.................................................................    21.63%
1998.................................................................    16.49%
1999.................................................................    33.56%
2000.................................................................    -2.28%
2001.................................................................   -27.93%
2002.................................................................   -25.53%




    During the periods shown in the bar chart, the highest quarterly return was 25.88% (quarter ended December 31, 1999), and the lowest quarterly return was -20.19% (quarter ended September 30, 2002).


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE       INCEPTION
December 31, 2002)              1 YEAR    5 YEARS    INCEPTION       DATE
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund  (25.53)%   (3.99)%      3.69%       05/02/94
Standard & Poor's 500 Index(1)  (22.09)%   (0.58)%      9.96%(2)    04/30/94(2)
Lipper Utility Fund Index(3)    (22.70)%   (2.19)%      4.79%(2)    04/30/94(2)
-------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Lipper Utility Fund Index measures the performance of the 30 largest utility funds charted by Lipper Inc., an independent mutual funds performance monitor.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
----------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                   SERIES I SHARES
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
----------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
----------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                  SERIES I SHARES
----------------------------------------------------------------------------------
Management Fees                                                         0.65%

Other Expenses                                                          0.57

Total Annual Fund
Operating Expenses                                                      1.22

Net Expenses                                                            1.22
----------------------------------------------------------------------------------



(1)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(2)The fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. This agreement may be terminated at any time.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
AIM V.I. Global Utilities Fund      $124     $387      $670      $1,477
------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.65% of average net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:




  (Co-Managed)


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Freidli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible with the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.


They are assisted by the Balanced Team and Investment Grade Team. More Information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of share, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                  YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------
                                                                 2002          2001          2000       1999          1998
                                                                -------       -------       -------    -------       -------
Net asset value, beginning of period                            $ 13.55       $ 21.16       $ 22.80    $ 17.36       $ 15.26
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.31(a)       0.29(a)(b)    0.29(a)    0.32(a)       0.35
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (3.78)        (6.25)        (0.80)      5.49          2.15
============================================================================================================================
    Total from investment operations                              (3.47)        (5.96)        (0.51)      5.81          2.50
============================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.35)        (0.22)        (0.23)     (0.37)       (0.28)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         (1.43)        (0.90)        --        (0.12)
============================================================================================================================
    Total distributions                                           (0.35)        (1.65)        (1.13)     (0.37)       (0.40)
============================================================================================================================
Net asset value, end of period                                  $  9.73       $ 13.55       $ 21.16    $ 22.80       $ 17.36
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                  (25.53)%      (27.93)%       (2.28)%    33.56%       16.49%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $20,923       $36,829       $49,536    $39,772       $28,134
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                            1.22%(d)      1.07%         1.10%      1.14%        1.11%
============================================================================================================================
Ratio of net investment income to average net assets               2.75%(d)      1.59%(b)      1.23%      1.72%        2.46%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                              54%           32%           50%        45%          32%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.63%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(d) Ratios are based on average daily net assets of $27,745,269.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C., on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. GLOBAL UTILITIES FUND SERIES I
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. GOVERNMENT SECURITIES FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Government Securities Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund;
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between 3 and 10 years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to 30 years. The fund may also invest up to 20% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    To the extent the fund holds cash or liquid assets rather than equity securities, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    To the extent a fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1994..................................................................  -3.73%
1995..................................................................  15.56%
1996..................................................................   2.29%
1997..................................................................   8.16%
1998..................................................................   7.73%
1999..................................................................  -1.32%
2000..................................................................  10.12%
2001..................................................................   6.41%
2002..................................................................   9.59%



    During the periods shown in the bar chart, the highest quarterly return was 5.48% (quarter ended June 30, 1995) and the lowest quarterly return was -2.82% (quarter ended March 31, 1994).

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE       INCEPTION
December 31, 2002)              1 YEAR    5 YEARS    INCEPTION       DATE
-------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund                            9.59%     6.43%       5.90%       05/05/93
Lehman Brothers Intermediate
  U.S. Government Bond
  Index(1)                        9.64%     7.44%       6.67%(2)    04/30/93(2)
Lehman Brothers U.S. Aggregate
  Bond Index(3)                  10.25%     7.55%       7.26%(2)    04/30/93(2)
Lehman Brothers Intermediate
  U.S. Government and Mortgage
  Index(4)                        9.11%     7.39%        N/A        04/30/93(2)
Lipper Intermediate U.S.
  Government Fund Index(5)       10.00%     7.01%       6.35%(2)    04/30/93(2)
-------------------------------------------------------------------------------



(1) The Lehman Brothers Intermediate U.S. Government Bond Index is a composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The fund has also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate issues and mortgage-backed securities.


(4) The Lehman Brothers Intermediate U.S. Government and Mortgage Index is a market weighted combination of the Lehman Brothers Intermediate U.S. Government Index and the Lehman Brothers Mortgage Index. The index contains securities with maturities ranging from one to ten years.


(5) The Lipper Intermediate U.S. Government Fund Index measures the performance of the largest government securities funds. It is compiled by Lipper Analytical Services, Inc., an independent mutual funds performance monitor. Results shown reflect reinvestment of dividends.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.50%

Other Expenses                                                        0.31

Total Annual Fund
Operating Expenses                                                    0.81

Net Expenses                                                          0.81
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund         $83      $259      $450      $1,002
--------------------------------------------------------------------------------

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.50% of the fund's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Scot W. Johnson (lead manager), senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.



More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


AIM V.I. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------



                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                               2002           2001             2000          1999          1998
                                                             --------       --------          -------       -------       -------
Net asset value, beginning of period                         $  11.53       $  11.16          $ 10.63       $ 11.18       $ 10.67
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.49(a)        0.59(a)(b)       0.66(a)       0.63(a)    0.63(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.61           0.12             0.41         (0.78)         0.20
=================================================================================================================================
    Total from investment operations                             1.10           0.71             1.07         (0.15)         0.83
=================================================================================================================================
Less dividends from net investment income                       (0.23)         (0.34)           (0.54)        (0.40)       (0.32)
=================================================================================================================================
Net asset value, end of period                               $  12.40       $  11.53          $ 11.16       $ 10.63       $ 11.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  9.59%          6.41%           10.12%        (1.32)%       7.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $428,322       $150,660          $84,002       $70,761       $58,185
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                       0.81%(d)       1.08%            0.97%         0.90%        0.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                       0.80%(d)       0.80%            0.85%         0.80%        0.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets             4.01%(d)       5.09%(b)         6.03%         5.75%        5.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of interest expense to average net assets                  0.01%(d)       0.28%            0.12%         0.10%           --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           170%           199%              87%           41%          78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses as adjustments to interest income. Had the Fund not recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.62 and the ratio of investment income to average net assets would have been 5.40%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(d) Ratios are based on average daily net assets of $255,007,238.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. GOVERNMENT SECURITIES FUND SERIES I
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. GROWTH FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Growth Fund seeks to provide growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may invest up to 25% of its assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   -2.48%
1995...................................................................   34.77%
1996...................................................................   18.09%
1997...................................................................   26.87%
1998...................................................................   34.12%
1999...................................................................   35.24%
2000...................................................................  -20.49%
2001...................................................................  -33.88%
2002...................................................................  -30.97%



    During the periods shown in the bar chart, the highest quarterly return was 27.80% (quarter ended December 31, 1998) and the lowest quarterly return was -27.44% (quarter ended March 31, 2001).

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE       INCEPTION
December 31, 2002)              1 YEAR    5 YEARS    INCEPTION       DATE
-------------------------------------------------------------------------------
AIM V.I. Growth Fund            (30.97)%   (8.02)%      3.80%       05/05/93
Standard & Poor's 500 Index(1)  (22.09)%   (0.58)%      9.47%(2)    04/30/93(2)
Russell 1000--Registered
  Trademark-- Growth Index(3)   (27.88)%   (3.84)%      7.49%(2)    04/30/93(2)
Lipper Large-Cap Growth Fund
  Index(4)                      (28.11)%   (4.16)%      6.68%(2)    04/30/93(2)
-------------------------------------------------------------------------------



(1)The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark--Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2)The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3)The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a greater than average growth orientation. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4)The Lipper Large-Cap Growth Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.63%

Other Expenses                                                        0.28

Total Annual Fund
Operating Expenses                                                    0.91

Net Expenses                                                          0.91
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Growth Fund                        $93      $290      $504      $1,120
--------------------------------------------------------------------------------

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.63% of the fund's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.



- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.



They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.



    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2002           2001           2000        1999           1998
                                                              --------       --------       --------    --------       --------
Net asset value, beginning of period                          $  16.37       $  24.81       $  32.25    $  24.80       $  19.83
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.03)(a)       0.03        0.01(a)        0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.04)         (8.37)         (6.60)       8.63           6.57
===============================================================================================================================
    Total from investment operations                             (5.07)         (8.40)         (6.57)       8.64           6.65
===============================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.04)          0.00       (0.06)        (0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          (0.87)      (1.13)        (1.59)
===============================================================================================================================
    Total distributions                                             --          (0.04)         (0.87)      (1.19)        (1.68)
===============================================================================================================================
Net asset value, end of period                                $  11.30       $  16.37       $  24.81    $  32.25       $  24.80
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (30.97)%       (33.86)%       (20.49)%     35.24%        34.12%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $361,259       $601,648       $879,182    $704,096       $371,915
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           0.91%(c)       0.88%          0.83%       0.73%         0.72%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.21)%(c)     (0.17)%         0.11%       0.04%         0.41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            195%           239%           162%        101%          133%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $468,319,600.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. GROWTH FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. HIGH YIELD FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. High Yield Fund seeks to achieve a high level of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------

Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM Lifetime America, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds". In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.



    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   10.52%
2000...................................................................  -19.01%
2001...................................................................   -5.00%
2002...................................................................   -5.84%



    During the period shown in the bar chart, the highest quarterly return was 7.13% (quarter ended December 31, 2001) and the lowest quarterly return was -14.05% (quarter ended December 31, 2000).

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE       INCEPTION
December 31, 2002)                         1 YEAR    INCEPTION       DATE
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund                    (5.84)%    (6.25)%      05/01/98
Lehman Brothers Aggregate Bond Index(1)     10.25%      7.63%(2)    04/30/98(2)
Lehman Brothers High Yield Index(3)         (1.41)%    (0.38)%(2)   04/30/98(2)
Lipper High Yield Bond Fund Index(4)        (2.41)%    (2.90)%(2)   04/30/98(2)
-------------------------------------------------------------------------------



(1) The Lehman Brothers U.S. Aggregate Bond Index is an index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities and asset-backed securities). The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index since the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Lehman Brothers High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least one year to maturity.


(4) The Lipper High Yield Bond Fund Index is an index under which represents an average of the 30 largest high yield funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.62%

Other Expenses                                                        0.68

Total Annual Fund
Operating Expenses                                                    1.30

Net Expenses                                                          1.30(2)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES          1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------
AIM V.I. High Yield
Fund                      $132           $412           $713          $1,568
-------------------------------------------------------------------------------

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002 the advisor received compensation of 0.62% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



(Co-Managed)


- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.


- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



    They are assisted by the High Yield Taxable Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com).

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.



    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



AIM V.I. HIGH YIELD FUND

--------------------------------------------------------------------------------



                                                                                                                 MAY 1, 1998
                                                                                                                 (DATE OPERATIONS
                                                                       YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                                            ----------------------------------------------       DECEMBER 31,
                                                             2002          2001          2000       1999            1998
                                                            -------       -------       -------    -------       ----------------
Net asset value, beginning of period                        $  5.31       $  6.35       $  9.02    $  8.84            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.51(a)       0.70(b)       0.91       1.03(a)           0.39
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.82)        (1.01)        (2.64)     (0.10)            (1.15)
=================================================================================================================================
    Total from investment operations                          (0.31)        (0.31)        (1.73)      0.93             (0.76)
=================================================================================================================================
Less dividends from net investment income                        --         (0.73)        (0.94)     (0.75)            (0.40)
=================================================================================================================================
Net asset value, end of period                              $  5.00       $  5.31       $  6.35    $  9.02            $ 8.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               (5.84)%       (4.85)%      (19.14)%    10.52%            (7.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $24,984       $28,799       $26,151    $25,268            $7,966
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.30%(d)      1.21%         1.13%      1.14%             1.13%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.30%(d)      1.29%         1.19%      1.42%             2.50%(e)
=================================================================================================================================
Ratio of net investment income to average net assets          10.20%(d)     11.39%(b)     11.44%     11.07%             9.75%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          74%           64%           72%       127%               39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.71 and the ratio of net investment income to average net assets would have been 11.44%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(d) Ratios are based on average daily net assets of $26,729,639.


(e) Annualized.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. HIGH YIELD FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. INTERNATIONAL GROWTH FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. International Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investment will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                             ---------
1994..................................................................    -1.61%
1995..................................................................    17.24%
1996..................................................................    20.25%
1997..................................................................     6.94%
1998..................................................................    15.49%
1999..................................................................    55.04%
2000..................................................................   -26.40%
2001..................................................................   -23.53%
2002..................................................................   -15.67%




    During the periods shown in the bar chart, the highest quarterly return was 41.88% (quarter ended December 31, 1999) and the lowest quarterly return was -19.80% (quarter ended September 30, 2002).


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                            SINCE         INCEPTION
December 31, 2002)           1 YEAR   5 YEARS   INCEPTION          DATE
-----------------------------------------------------------------------------
AIM V.I. International
  Growth Fund                (15.67)%  (3.20)%       4.26%        05/05/93
Morgan Stanley Capital
  International--Registered
  Trademark-- EAFE Index(1)  (15.94)%  (2.89)%       1.97%(2)     04/30/93(2)
Morgan Stanley Capital
  International--Registered
  Trademark-- EAFE Growth
  Index(3)                   (16.02)%  (5.43)%      (0.14)%(2)    04/30/93(2)
Lipper International Fund
  Index(4)                   (13.83)%  (1.64)%       4.31%(2)     04/30/93(2)
-----------------------------------------------------------------------------



(1) The Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries. The fund has also included the Morgan Stanley Capital International--Registered Trademark-- EAFE Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper International Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Morgan Stanley Capital International--Registered Trademark-- EAFE Growth Index is recognized as the pre-eminent benchmark in the U.S. to measure international "growth" equity performance (high P/BV securities). It includes securities from 21 countries, representing the developed markets outside North America, Europe, Australasia, and the Far East.


(4) The Lipper International Fund Index is an equally weighted representation of the 30 largest funds in the Lipper International category. These funds invest in securities with primary trading outside of the U.S. and may own U.S. securities as well.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.74%

Other Expenses                                                        0.35

Total Annual Fund
Operating Expenses                                                    1.09

Net Expenses                                                          1.09
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund         $111     $347      $601      $1,329
-------------------------------------------------------------------------------

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.74% of the fund's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.



- Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.



- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.



They are assisted by the Asian Pacific Team and International Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts or participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2002           2001           2000        1999           1998
                                                              --------       --------       --------    --------       --------
Net asset value, beginning of period                          $  14.91       $  20.12       $  29.29    $  19.62       $  17.13
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06(a)        0.08(a)        0.18        0.08(a)        0.15
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.40)         (4.83)         (7.88)      10.59           2.50
===============================================================================================================================
    Total from investment operations                             (2.34)         (4.75)         (7.70)      10.67           2.65
===============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.08)         (0.05)         (0.06)      (0.19)         (0.16)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.41)         (1.41)      (0.81)            --
===============================================================================================================================
    Total distributions                                          (0.08)         (0.46)         (1.47)      (1.00)         (0.16)
===============================================================================================================================
Net asset value, end of period                                $  12.49       $  14.91       $  20.12    $  29.29       $  19.62
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (15.67)%       (23.53)%       (26.40)%     55.04%         15.49%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $247,580       $347,528       $437,336    $454,060       $240,314
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           1.09%(c)       1.05%          1.02%       0.97%          0.91%
===============================================================================================================================
Ratio of net investment income to average net assets              0.41%(c)       0.46%          0.83%       0.38%          0.80%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             71%           109%            88%         97%            76%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $316,794,532.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. INTERNATIONAL GROWTH FUND SERIES I
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. MID CAP CORE EQUITY FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Mid Cap Equity Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group, Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russel 3000--Registered Trademark--Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Mid-cap--Trademark-- Index are considered representative of medium-sized companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.



    The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's Series I shares.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -11.10%




    During the period shown in the bar chart, the highest quarterly return was 5.89% (quarter ended December 31, 2002) and the lowest quarterly return was -14.37% (quarter ended September 30, 2002).



PERFORMANCE TABLE



The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended                                 SINCE         INCEPTION
December 31, 2002)                         1 YEAR    INCEPTION          DATE
----------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund          (11.10)%      (3.50)%       09/10/01
Standard & Poor's 500 Index(1)             (22.09)%     (15.99)%(2)    08/31/01(2)
Russell Midcap--Registered Trademark--
  Index(3)                                 (16.19)%     (10.40)%(2)    08/31/01(2)
Lipper Mid-Cap Core Fund Index(4)          (17.37)%     (11.43)%(2)    08/31/01(2)
----------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to the use the S&P 500 Index as its broad-based index rather than the Russell Midcap--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell Midcap--Registered Trademark-- Index represents the performance of the stocks of domestic mid-capitalization companies.


(4) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.73%

Other Expenses                                                        0.57%

Total Annual Fund
Operating Expenses                                                    1.30%

Net Expenses                                                          1.30%(2)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                $132     $412      $713      $1,568
--------------------------------------------------------------------------------

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2002, the advisor received compensation of 0.73% of the fund's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.



- David W. Pointer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.



They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I class of shares.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                SEPTEMBER 10, 2001
                                                                                 (DATE OPERATIONS
                                                                 YEAR ENDED       COMMENCED) TO
                                                                DECEMBER 31,       DECEMBER 31,
                                                                    2002               2001
                                                                ------------    ------------------
Net asset value, beginning of period                              $ 10.72             $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.02)(a)           0.00
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.17)              0.74
==================================================================================================
    Total from investment operations                                (1.19)              0.74
==================================================================================================
Less distributions from net investment income                          --              (0.02)
==================================================================================================
Net asset value, end of period                                    $  9.53             $10.72
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (11.10)%             7.37%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $68,271             $9,500
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.30%(c)           1.27%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.30%(c)           5.16%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (0.22)%(c)         (0.08)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                36%                20%
__________________________________________________________________________________________________
==================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $34,195,267.


(d) Annualized.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------

 AIM V.I. MID CAP CORE EQUITY FUND SERIES I
 SEC 1940 Act file number: 811-7452
--------------------------------------------


AIMinvestments.com

                     AIM V.I. MONEY MARKET FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      3
------------------------------------------------------
The Advisor                                          3

Advisor Compensation                                 3

OTHER INFORMATION                                    4
------------------------------------------------------
Purchase and Redemption of Shares                    4

Pricing of Shares                                    4

Taxes                                                4

Dividends and Distributions                          4

Share Classes                                        4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM Lifetime America, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

    The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks. Any percentage limitations with respect to the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    3.64%
1995...................................................................    5.70%
1996...................................................................    4.95%
1997...................................................................    5.13%
1998...................................................................    5.06%
1999...................................................................    4.66%
2000...................................................................    5.83%
2001...................................................................    3.61%
2002...................................................................    1.19%




    During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarter ended September 30, 2000) and the lowest quarterly return was 0.25% (quarter ended December 31, 2002).


PERFORMANCE TABLE


The following performance table reflects the fund's performance over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                             SINCE          INCEPTION
December 31, 2002)             1 YEAR   5 YEARS   INCEPTION          DATE
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund      1.19%    4.06%        4.26%         05/05/93
-------------------------------------------------------------------------------




    The AIM V.I. Money Market Fund's seven day yield on December 31, 2002 was 0.82%. For the current seven day yield, call (800) 347-4246.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES I SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          None

Maximum Deferred Sales Charge (Load)                                 None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES I SHARES
-------------------------------------------------------------------------------
Management Fees                                                      0.40%

Other Expenses                                                       0.27

Total Annual Fund
Operating Expenses                                                   0.67

Net Expenses                                                         0.67
-------------------------------------------------------------------------------



(1)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $68      $214      $373       $835
----------------------------------------------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.40% of average daily net assets.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all of its securities based on the amortized cost method. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares on each business day and pays any dividends monthly to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.


CAPITAL GAINS DISTRIBUTIONS

The fund may distribute net realized short-term gains, if any, frequently to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                  2002           2001       2000       1999       1998
                                                                --------       --------    -------    -------    -------
Net asset value, beginning of period                            $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.01           0.04       0.06       0.05       0.05
========================================================================================================================
Less distributions from net investment income                      (0.01)         (0.04)     (0.06)     (0.05)     (0.05)
========================================================================================================================
Net asset value, end of period                                  $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                     1.19%          3.61%      5.83%      4.66%      5.06%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $119,536       $128,277    $73,864    $95,152    $64,090
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                             0.67%(b)       0.64%      0.71%      0.60%      0.58%
========================================================================================================================
Ratio of net investment income to average net assets                1.18%(b)       3.36%      5.66%      4.59%      4.94%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(b) Ratios are based on average daily net assets of $123,828,132.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------

 AIM V.I. MONEY MARKET FUND SERIES I
 SEC 1940 Act file number: 811-7452
-------------------------------------


AIMinvestments.com

                     AIM V.I. NEW TECHNOLOGY FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. New Technology Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective and policies of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Technology and science companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, healthcare and medical technology, and biotechnology and medical devices. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research; product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.



    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since many equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    Because the fund focuses its investments in the technology and science industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.


    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.



    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    7.15%
1995...................................................................   23.66%
1996...................................................................   19.34%
1997...................................................................   14.56%
1998...................................................................   22.11%
1999...................................................................  106.52%
2000...................................................................  -36.29%
2001...................................................................  -47.47%
2002...................................................................  -45.13%




    During the periods shown in the bar chart, the highest quarterly return was 63.10% (quarter ended December 31, 1999) and the lowest quarterly return was -50.03% (quarter ended March 31, 2001). For periods prior to October 15, 1999 the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000, performance shown above relates to the fund before changing its investment strategy to emphasize securities of companies in the technology industry as well as the telecommunications industry. Also, for the periods prior to May 1, 2001, the performance shown above relates to the fund before changing its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                 SINCE       INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
AIM V.I. New Technology
  Fund(1)                        (45.13)%   (14.27)%    (0.98)%      10/18/93
Standard & Poor's 500 Index(2)   (22.09)%    (0.58)%     9.11%(3)    10/31/93(3)
PSE Technology Index(4)          (33.33)%     9.54%     17.05%(3)    10/31/93(3)
Lipper Science & Technology
  Fund Index(5)                  (41.38)%    (3.46)%     5.32%(3)    10/31/93(3)
--------------------------------------------------------------------------------



(1) For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000, performance shown above relates to the fund before changing its investment strategy to include securities of companies in the technology industry. Also, for the periods prior to May 1, 2001, the performance shown above relates to the fund before changing its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the PSE Technology Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The PSE Technology Index is a price-weighted index of the top 100 technology stocks listed on the Pacific Stock Exchange.


(5) The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                       1.00%

Other Expenses                                                        0.71

Total Annual Fund
Operating Expenses                                                    1.71

Fee Waivers and Expense Reimbursements                                0.41

Net Expenses                                                          1.30(2)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
AIM V.I. New Technology Fund        $174     $539      $928      $2,019
------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002 the advisor received compensation of 0.59% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:


- Abel Garcia (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.



- Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.



More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2002          2001       2000        1999       1998
                                                              -------       -------    -------    --------    -------
Net asset value, beginning of period                          $  4.21       $ 18.53    $ 32.96    $  20.66    $ 18.40
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.04)(a)     (0.05)      0.20       (0.14)     (0.01)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.86)        (8.79)    (11.05)      18.46       3.99
=====================================================================================================================
    Total from investment operations                            (1.90)        (8.84)    (10.85)      18.32       3.98
=====================================================================================================================
Less distributions:
  Dividends from net investment income                             --         (0.21)        --          --         --
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (5.27)     (3.58)      (6.02)     (1.72)
=====================================================================================================================
    Total distributions                                            --         (5.48)     (3.58)      (6.02)     (1.72)
=====================================================================================================================
Net asset value, end of period                                $  2.31       $  4.21    $ 18.53    $  32.96    $ 20.66
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                (45.13)%      (47.47)%   (36.29)%    106.52%     22.11%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $14,634       $34,614    $69,310    $108,428    $69,459
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.30%(c)      1.36%      1.31%       1.27%      1.17%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.71%(c)      1.49%      1.31%       1.27%      1.18%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.22)%(c)    (1.14)%     0.74%      (0.62)%    (0.04)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           144%          289%       131%        124%        73%
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $21,617,213.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------

 AIM V.I. NEW TECHNOLOGY FUND SERIES I
 SEC 1940 Act file number: 811-7452
---------------------------------------


AIMinvestments.com                VI-PRO-4

                     AIM V.I. PREMIER EQUITY FUND


                     May 1, 2003





                     Prospectus

                     SERIES I SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objective and policies of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the fund are applied at the time of purchase.

    The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Series I shares from year to year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    4.04%
1995...................................................................   36.25%
1996...................................................................   15.02%
1997...................................................................   23.69%
1998...................................................................   32.41%
1999...................................................................   29.90%
2000...................................................................  -14.65%
2001...................................................................  -12.56%
2002...................................................................  -30.26%




    During the periods shown in the bar chart, the highest quarterly return was 27.04% (quarter ended December 31, 1998) and the lowest quarterly return was -18.40% (quarter ended June 30, 2002).


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                           SINCE          INCEPTION
December 31, 2002)           1 YEAR   5 YEARS   INCEPTION          DATE
-----------------------------------------------------------------------------
AIM V.I. Premier Equity
  Fund                       (30.26)%  (2.19)%      7.84%         05/05/93
Standard & Poor's 500
  Index(1)                   (22.09)%  (0.58)%      9.47%(2)      04/30/93(2)
Lipper Large-Cap Core Fund
  Index(3)                   (21.23)%  (0.74)%      8.07%(2)      04/30/93(2)
-----------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Large-Cap Core Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
---------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                        SERIES I SHARES
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                  None

Maximum Deferred
Sales Charge (Load)                                                          None
---------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
---------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                       SERIES I SHARES
---------------------------------------------------------------------------------------
Management Fees                                                              0.61%

Other Expenses                                                               0.24

Total Annual Fund Operating Expenses                                         0.85

Net Expenses                                                                 0.85
---------------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                $87      $271      $471      $1,049
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of the fund's average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:


- Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.



- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was Senior Portfolio Manager for Waddell & Reed.



- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1991.



- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



- Kellie K. Veazey, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.



They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                              YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2002             2001             2000             1999             1998
                                                   ----------       ----------       ----------       ----------       ----------
Net asset value, beginning of period               $    23.35       $    27.30       $    33.50       $    26.25       $    20.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.05(a)          0.06(a)          0.04(a)          0.06(a)            0.09
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (7.11)           (3.50)           (4.94)            7.76             6.59
=================================================================================================================================
    Total from investment operations                    (7.06)           (3.44)           (4.90)            7.82             6.68
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.07)           (0.03)           (0.04)           (0.09)           (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --            (0.48)           (1.26)           (0.48)           (1.13)
=================================================================================================================================
    Total distributions                                 (0.07)           (0.51)           (1.30)           (0.57)           (1.26)
=================================================================================================================================
Net asset value, end of period                     $    16.22       $    23.35       $    27.30       $    33.50       $    26.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        (30.26)%         (12.53)%         (14.68)%         29.90%            32.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,519,525       $2,558,120       $2,746,161       $2,383,367       $1,221,384
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  0.85%(c)         0.85%            0.84%            0.76%            0.66%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 0.24%(c)         0.24%            0.12%            0.20%            0.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    46%              40%              62%              62%             100%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a)Calculated using average shares outstanding.


(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c)Ratios are based on average daily net assets of $1,986,230,999.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------

 AIM V.I. PREMIER EQUITY FUND SERIES I
 SEC 1940 Act file number: 811-7452
---------------------------------------


AIMinvestments.com

                     AIM V.I. AGGRESSIVE GROWTH FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Aggressive Growth Fund seeks to achieve long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Future Fund Closure                                  6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM Lifetime America, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   44.31%
2000...................................................................    2.34%
2001...................................................................  -26.25%
2002*..................................................................  -22.80%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 26, 2002.



    During the periods shown in the bar chart, the highest quarterly return was 29.47% (quarter ended December 31, 1999) and the lowest quarterly return was -24.59% (quarter ended September 30, 2001).

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund           (22.80)%     (3.87)%       05/01/98(1)
Standard & Poor's 500 Index(2)            (22.09)%     (3.57)%(3)    04/30/98(3)
Russell 2500--Trademark-- Index(4)        (17.80)%     (0.50)%(3)    04/30/98(3)
Russell 2500--Trademark-- Growth
  Index(5)                                (29.09)%     (5.76)%(3)    04/30/98(3)
Lipper Mid-Cap Growth Index(6)            (28.47)%     (4.04)%(3)    04/30/98(3)
--------------------------------------------------------------------------------



(1)The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 26, 2002.


(2)The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 2500--Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 2500 Growth--Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group


(3)The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4)The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.


(5)The Russell 2500--Trademark-- Growth Index measures the performance of those Russell 2500--Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.


(6)The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.80%

Rule 12b-1 Fees                                                         0.25

Other Expenses                                                          0.36

Total Annual Fund
Operating Expenses                                                      1.41

Net Expenses                                                            1.41(2)
-------------------------------------------------------------------------------



(1)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2)Expenses have been restated to reflect current agreement.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Aggressive
Growth Fund                                 $144     $446      $771      $1,691
--------------------------------------------------------------------------------

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.80% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.



- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998. From 1992 to 1998, he worked as a pension actuary for William M. Mercer, Inc.



- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.



They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.


FUTURE FUND CLOSURE



Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when fund assets reach $200 million.



    During closed periods, the fund will accept additional investments from existing participants. Also, during those periods the fund will continue to pay Rule 12b-1 fees.


SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN


The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                MARCH 26, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2002
                                                                --------------
Net asset value, beginning of period                               $ 10.70
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.10)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.25)
==============================================================================
    Total from investment operations                                 (2.35)
==============================================================================
Net asset value, end of period                                     $  8.35
______________________________________________________________________________
==============================================================================
Total return(a)                                                     (21.96)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   436
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.32%(b)
------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.41%(b)
==============================================================================
Ratio of net investment income (loss) to average net assets          (1.03)%
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                 85%
______________________________________________________________________________
==============================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total return does not reflect charges at the separate account level which if included would reduce the total return for the period shown.


(b) Ratios are annualized and based on average daily net assets of $663,940.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------

 AIM V.I. AGGRESSIVE GROWTH FUND SERIES II
 SEC 1940 Act file number: 811-7452
-------------------------------------------


AIMinvestments.com

                     AIM V.I. BALANCED FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Balanced Fund seeks to achieve as high a total return as possible, consistent with preservation of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Funds                       4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities.


    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1999..................................................................   19.03%
2000..................................................................   -4.44%
2001..................................................................  -11.65%
2002*.................................................................  -17.30%



*The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is January 24, 2002.



    During the periods shown in the bar chart, the highest quarterly return was 15.60% (quarter ended December 31, 1999) and the lowest quarterly return was -12.03% (quarter ended September 30, 2001).

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------


PERFORMANCE INFORMATION (CONTINUED)

--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                  1 YEAR         INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Balanced Fund                (17.30)%         (1.37)%       05/01/98(1)
Standard & Poor's 500 Index(2)        (22.09)%         (3.57)%(3)    04/30/98(3)
Custom Balanced Index(4)               (9.47)%          1.30%(3)     04/30/98(3)
Lipper Balanced Fund Index(5)         (10.69)%          0.45%(3)     04/30/98(3)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is January 24, 2002.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the "Custom Balanced" 60% Russell 3000/40% Lehman Brothers U.S. Aggregate Bond Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Balanced Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the inception date closest to the inception date of the fund's Series I shares.


(4) The Custom Balanced Index is an index created by A I M Advisors, Inc. to benchmark the fund. This index consists of 60% Russell 3000--Registered Trademark-- Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 3000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.


(5) The Lipper Balanced Fund Index is an equally weighted representation of the 30 largest funds in the Lipper balanced category. These funds invest to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically the stock/bond ratio is approximately 60/40.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None
Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.75%

Rule 12b-1 Fees                                                         0.25

Other Expenses                                                          0.42

Total Annual Fund
Operating Expenses                                                      1.42

Net Expenses                                                            1.42
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Balanced Fund                      $145     $449      $776      $1,702
--------------------------------------------------------------------------------

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.75% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



(Co-Managed)


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.


- Scott W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.


- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.


They are assisted by the Balanced Team and Investment Grade Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

    The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.





                                                              JANUARY 24, 2002
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                DECEMBER 31,
                                                                    2002
                                                              ----------------
Net asset value, beginning of period                              $ 10.70
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.14(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.86)
==============================================================================
    Total from investment operations                                (1.72)
==============================================================================
Less distributions from net investment income                       (0.25)
==============================================================================
Net asset value, end of period                                    $  8.73
______________________________________________________________________________
==============================================================================
Total return(b)                                                    (16.12)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $   733
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:                             1.42%(c)
==============================================================================
Ratio of net investment income to average net assets                 1.65%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                90%
______________________________________________________________________________
==============================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are annualized and based on average daily net assets of $273,650.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. BALANCED FUND SERIES II
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. BASIC VALUE FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Basic Value Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II Shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

Distribution Plan                                    5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. Issuers. The fund may also invest up to 25% if its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio mangers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level, if they did, the performance shown would be lower.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's shares.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -22.34%




    During the period shown in the bar chart, the highest quarterly return was 7.57% (quarter ended December 31, 2002) and the lowest quarterly return was -20.09% (quarter ended September 30, 2002).



PERFORMANCE TABLE



The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer group indices. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                  SERIES I
                                                                   SHARES
(for the periods ended                            SINCE           INCEPTION
December 31, 2002)               1 YEAR         INCEPTION           DATE
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund          (22.34)%         (15.97)%        09/10/01
Standard & Poor's 500 Index(1)     (22.09)%         (15.99)%(2)     08/31/01(2)
Russell 1000--Registered
  Trademark-- Index(3)             (21.65)%         (15.67)%(2)     08/31/01(2)
Russell 1000--Registered
  Trademark-- Value Index(4)       (15.52)%         (12.01)%(2)     08/31/01(2)
Lipper Large-Cap Value Fund
  Index(5)                         (19.68)%         (15.00)%(2)     08/31/01(2)
-------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(2) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3) The Russell 1000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.


(5) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.73%

Rule (12b-1) Fees                                                       0.25

Other Expenses                                                          0.43

Total Annual Fund
Operating Expenses                                                      1.41

Net Expenses                                                            1.41
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                   $144     $446      $771      $1,691
--------------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002 the advisor received compensation of 0.73% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager for Van Kampen American Capital Asset Management, Inc.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte & Touche.



- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998.



- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                              SEPTEMBER 10, 2001
                                                               (DATE OPERATIONS
                                               YEAR ENDED       COMMENCED) TO
                                              DECEMBER 31,       DECEMBER 31,
                                                  2002               2001
                                              ------------    ------------------
Net asset value, beginning of period            $  10.25            $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.01)(a)          0.00
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (2.28)             0.26
================================================================================
    Total from investment operations               (2.29)             0.26
================================================================================
Less distributions from net investment
  income                                           (0.00)            (0.01)
================================================================================
Net asset value, end of period                  $   7.96            $10.25
________________________________________________________________________________
================================================================================
Total return(b)                                   (22.34)%            2.58%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $104,597            $  513
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                                  1.41%(c)          1.44%(d)
--------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                                  1.41%(c)          2.88%(d)
================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.07)%(c)         0.12%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                               22%                4%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $32,051,622.


(d) Annualized.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------

 AIM V.I. BASIC VALUE FUND SERIES II
 SEC 1940 Act file number: 811-7452
-------------------------------------


AIMinvestments.com

                     AIM V.I. BLUE CHIP FUND


                     May 1, 2003





                     Prospectus


                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Blue Chip Fund seeks to provide long-term growth of capital with a secondary objective of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

Distribution Plan                                    7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------


The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Any percentage limitation with respect to assets of the fund are applied at the time of purchase. The fund considers blue chip companies to be large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess the following characteristics:

- Market characteristics--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share sales appreciation. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- Financial characteristics--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.


    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security is no longer a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or equity securities rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's shares for the year.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   -8.41%
2001...................................................................  -22.73%
2002*..................................................................  -26.34%



*The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 13, 2002.



    During the period shown in the bar chart, the highest quarterly return was 12.45% (quarter ended December 31, 2001) and the lowest quarterly return was -19.88% (quarter ended March 31, 2001).

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's Series I shares performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                   (26.34)%    (19.49)%       12/29/99(1)
Standard & Poor's 500 Index(2)            (22.09)%    (14.54)%(3)    12/31/99(3)
Russell 1000--Registered Trademark--
  Index(4)                                (21.65)%    (14.16)%(3)    12/31/99(3)
Lipper Large-Cap Core Index(5)            (21.23)%    (14.00)%(3)    12/31/99(3)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 13, 2002.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Russell 1000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(5) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.75%

Rule (12b-1) Fees                                                       0.25

Other Expenses                                                          0.43

Total Annual Fund
Operating Expenses                                                      1.43

Fee Waiver and
Expense Reimbursement                                                   0.00

Net Expenses                                                            1.43(2)
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                     $146     $452      $782      $1,713
--------------------------------------------------------------------------------

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.75% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



(Co-Managed)


- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.


- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



    They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com).

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.
The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in each fund's annual report, which is available upon request.





                                                              MARCH 13, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2002
                                                              --------------
Net asset value, beginning of period                             $  7.00
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)(a)
----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.75)
============================================================================
    Total from investment operations                               (1.76)
============================================================================
Net asset value, end of period                                   $  5.24
____________________________________________________________________________
============================================================================
Total return(b)                                                   (25.14)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   273
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets                             1.43%(c)
============================================================================
Ratio of net investment income (loss) to average net assets        (0.28)%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               38%
____________________________________________________________________________
============================================================================



(a)  Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for the period shown.


(c)  Ratios are annualized and based on average daily net assets of $104,902.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. BLUE CHIP FUND SERIES II
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. CAPITAL APPRECIATION FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts.

                     AIM V.I. Capital Appreciation Fund seeks to provide growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series I shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             --------
1994..................................................................     2.24%
1995..................................................................    35.35%
1996..................................................................    17.29%
1997..................................................................    13.22%
1998..................................................................    19.01%
1999..................................................................    44.26%
2000..................................................................   -11.13%
2001..................................................................   -23.47%
2002*.................................................................   -24.52%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is August 21, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 35.69% (quarter ended December 31, 1999) and the lowest quarterly return was -23.11% (quarter ended September 30, 2001).

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)             1 YEAR    5 YEARS    INCEPTION         DATE
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund                         (24.52)%   (2.49)%       7.06%        05/05/93(1)
Standard & Poor's 500
  Index(2)                     (22.09)%   (0.58)%       9.47%(3)     04/30/93(3)
Russell 1000--Registered
  Trademark-- Growth Index(4)  (27.88)%   (3.84)%       7.49%(3)     04/30/93(3)
Lipper Multi-Cap Growth Fund
  Index(5)                     (29.82)%   (3.34)%       6.51%(3)     04/30/93(3)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is August 21, 2001.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark--Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a greater than average growth orientation. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(5) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.61%

Rule (12b-1) Fees                                                     0.25

Other Expenses                                                        0.24

Total Annual Fund
Operating Expenses                                                    1.10

Net Expenses                                                          1.10
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          $112     $350      $606      $1,340
--------------------------------------------------------------------------------

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's last fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.



- Christian A. Costanzo, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.



- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.



They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal year (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                AUGUST 21, 2001
                                                                  (DATE SALES
                                              YEAR ENDED         COMMENCED) TO
                                             DECEMBER 31,         DECEMBER 31,
                                                 2002                 2001
                                             ------------       ----------------
Net asset value, beginning of period           $ 21.70               $23.19
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.09)(a)            (0.04)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (5.23)                0.45
================================================================================
    Total from investment operations             (5.32)                0.41
================================================================================
Less distributions from net realized gains          --                (1.90)
================================================================================
Net asset value, end of period                 $ 16.38               $21.70
________________________________________________________________________________
================================================================================
Total return(b)                                 (24.52)%               1.94%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $23,893               $3,527
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets           1.10%(c)             1.09%(d)
================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.52)%(c)           (0.46)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                             67%                  65%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $11,909,687.


(d) Annualized.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C., on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. CAPITAL APPRECIATION FUND SERIES II
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. CAPITAL DEVELOPMENT FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Capital Development Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos, Invierta con DISCIPLINA and Design and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   28.78%
2000...................................................................    8.98%
2001...................................................................   -8.23%
2002*..................................................................  -21.61%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is August 21, 2001.



    During the period shown in the bar chart, the highest quarterly return was 29.58% (quarter ended December 31, 1999) and the lowest quarterly return was -21.25% (quarter ended September 30, 2002).

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Capital Development Fund         (21.61)%     (1.49)%       05/01/98(1)
Standard & Poor's 500 Index(2)            (22.09)%     (3.57)%(3)    04/30/98(3)
Russell 2500--Trademark-- Index(4)        (17.80)%     (0.50)%(3)    04/30/98(3)
Lipper Mid-Cap Core Fund Index(5)         (17.37)%      0.43%(3)     04/30/98(3)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is August 21, 2001.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 2500--Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Russell 2500 Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.


(5) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.75%

Rule (12b-1) Fees                                                     0.25

Other Expenses                                                        0.39

Total Annual Fund
Operating Expenses                                                    1.39

Net Expenses                                                          1.39
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Development Fund           $142     $440      $761      $1,669
--------------------------------------------------------------------------------

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.75% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.



- James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.



They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                AUGUST 21, 2001
                                                                  (DATE SALES
                                               YEAR ENDED        COMMENCED) TO
                                              DECEMBER 31,        DECEMBER 31,
                                                  2002                2001
                                            ----------------    ----------------
Net asset value, beginning of period            $ 11.94              $11.88
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.03)(a)           (0.01)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (2.55)               0.07
================================================================================
    Total from investment operations              (2.58)               0.06
================================================================================
Net asset value, end of period                  $  9.36              $11.94
________________________________________________________________________________
================================================================================
Total return(b)                                  (21.61)%              0.50%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $14,969              $2,767
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets            1.39%(c)            1.41%(d)
================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.33)%(c)          (0.41)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                             121%                125%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $8,582,831.


(d) Annualized.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. CAPITAL DEVELOPMENT FUND SERIES II
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. CORE EQUITY FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES



                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Core Equity Fund seeks to provide growth of capital.


                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------


The fund's primary investment objective is growth of capital. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its total assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.



    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objectives.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   33.53%
1996...................................................................   19.65%
1997...................................................................   25.41%
1998...................................................................   27.36%
1999...................................................................   33.91%
2000...................................................................  -14.77%
2001...................................................................  -23.03%
2002*..................................................................  -15.79%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is October 24, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 26.40% (quarter ended December 31, 1998) and the lowest quarterly return was 21.59% (quarter ended September 30, 2001).

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
                                                                     SERIES I
                                                                      SHARES
(for the periods ended                                SINCE         INCEPTION
December 31, 2002)              1 YEAR    5 YEARS   INCEPTION          DATE
---------------------------------------------------------------------------------
AIM V.I. Core Equity Fund      (15.79)%   (1.18)%       7.59%         05/02/94(1)
Standard & Poor's 500
  Index(2)                     (22.09)%   (0.58)%       9.96%(3)      04/30/94(3)
Russell 1000--Registered
  Trademark-- Index(4)         (21.65)%   (0.58)%       9.80%(3)      04/30/94(3)
Lipper Large-Cap Core Fund
  Index(5)                     (21.23)%   (0.74)%       8.29%(3)      04/30/94(3)
---------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is October 24, 2001.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark--Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Core Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Russell 1000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(5) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.61%

Rule (12b-1) Fees                                                       0.25

Other Expenses                                                          0.17

Total Annual Fund
Operating Expenses                                                      1.03

Net Expenses                                                            1.03
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   $105     $328      $569      $1,259
--------------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.



- David W. Pointer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.



They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.
The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal year (or period) indicated.



    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                OCTOBER 24, 2001
                                                                  (DATE SALES
                                              YEAR ENDED         COMMENCED) TO
                                             DECEMBER 31,         DECEMBER 31,
                                                 2002                 2001
                                             ------------       ----------------
Net asset value, beginning of period           $ 20.19               $18.97
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.07(a)              0.00
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (3.26)                1.23
================================================================================
    Total from investment operations             (3.19)                1.23
================================================================================
Less dividends from net investment income        (0.06)               (0.01)
================================================================================
Net asset value, end of period                 $ 16.94               $20.19
________________________________________________________________________________
================================================================================
Total return(b)                                 (15.79)%               6.49%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $ 1,949               $  400
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets           1.03%(c)             1.03%(d)
================================================================================
Ratio of net investment income (loss) to
  average net assets                              0.42%(c)            (0.10)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                            113%                  73%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for all periods shown.


(c) Ratios are based on average daily net assets of $1,223,417.


(d) Annualized.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------

 AIM V.I. CORE EQUITY FUND SERIES II
 SEC 1940 Act file number: 811-7452
-------------------------------------


AIMinvestments.com

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Dent Demographic Trends Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund;
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -18.11%
2001...................................................................  -32.18%
2002*..................................................................  -32.26%



*The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is November 7, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 23.42% (quarter ended December 31, 2001) and the lowest quarterly return was 31.59% (quarter ended March 31, 2001).

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                   1 YEAR        INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends
  Fund                                 (32.26)%       (27.77)%       12/29/99(1)
Standard & Poor's 500 Index(2)         (22.09)%       (14.54)%(3)    12/31/99(3)
Russell 3000--Registered
  Trademark-- Index(4)                 (21.54)%       (13.69)%(3)    12/31/99(3)
Russell 3000--Registered
  Trademark-- Growth Index(5)          (28.03)%       (23.44)%(3)    12/31/99(3)
Lipper Multi-Cap Growth Fund
  Index(6)                             (29.82)%       (22.70)%(3)    12/31/99(3)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is November 7, 2001.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the S&P 500 Index as its broad-based index rather than the Russell 3000--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Russell 3000--Registered Trademark-- Index is a widely recognized index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(5) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth or Russell 2000--Registered Trademark-- Growth indices.


(6) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                               SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          None

Maximum Deferred
Sales Charge (Load)                                                  None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                              SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                      0.85%

Rules (12b-1) Fees                                                   0.25

Other Expenses                                                       0.58

Total Annual Fund
Operating Expenses                                                   1.68

Fee Waiver and
Expense Reimbursement                                                0.23

Net Expenses                                                         1.45(2)
-------------------------------------------------------------------------------



(1)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2)The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limited Series II total annual fund operating expenses to 1.45%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund       $171     $530      $913      $1,987
--------------------------------------------------------------------------------

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor since 1999.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.72% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.



- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                NOVEMBER 7, 2001
                                                                  (DATE SALES
                                            YEAR ENDED           COMMENCED) TO
                                           DECEMBER 31,           DECEMBER 31,
                                               2002                   2001
                                          ---------------       ----------------
Net asset value, beginning of period          $  5.58                $ 5.33
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.04)(a)             (0.01)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)              (1.76)                 0.26
================================================================================
    Total from investment operations            (1.80)                 0.25
================================================================================
Net asset value, end of period                $  3.78                $ 5.58
________________________________________________________________________________
================================================================================
Total return(b)                                (32.26)%                4.69%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $11,498                $3,552
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                               1.45%(c)              1.45%(d)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.68%(c)              1.61%(d)
================================================================================
Ratio of net investment income (loss)
  to average net assets                         (0.82)%(c)            (0.85)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                           208%                  144%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $8,399,195.


(d) Annualized.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------------

 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SERIES II
 SEC 1940 Act file number: 811-7452
-------------------------------------------------


AIMinvestments.com

                     AIM V.I. DIVERSIFIED INCOME FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Diversified Income Fund seeks to achieve a high level of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------

Fees and Expenses of the Fund                        5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------

The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------

Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

Distribution Plan                                    7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.


    The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   -5.31%
1995...................................................................   18.72%
1996...................................................................    9.92%
1997...................................................................    9.12%
1998...................................................................    3.32%
1999...................................................................   -2.16%
2000...................................................................    0.44%
2001...................................................................    3.33%
2002*..................................................................    2.03%



*The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 14, 2002.



    During the periods shown in the bar chart, the highest quarterly return was 5.48% (quarter ended June 30, 1995) and the lowest quarterly return was -3.22% (quarter ended March 31, 1994).

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                             SINCE          INCEPTION
December 31, 2002)             1 YEAR   5 YEARS   INCEPTION          DATE
-------------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund                          2.03%    1.37%        4.49%         05/05/93(1)
Lehman Brothers U.S.
  Aggregate Bond Index(2)      10.25%    7.55%        7.26%(3)      04/30/93(3)
Lipper BBB - Rated Fund
  Index(3)                      7.20%    5.42%        6.43%(3)      04/30/93(3)
-------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 14, 2002.


(2) The Lehman Brothers U.S. Aggregate Bond Index is an index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities and asset-backed securities). In addition, the Lipper BBB Rated Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Lipper BBB - Rated Fund Index represents an average of the 30 largest BBB - rated bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.60%

Rule (12b-1) Fees                                                       0.25

Other Expenses                                                          0.34

Total Annual Fund
Operating Expenses                                                      1.19

Net Expenses                                                            1.19
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund            $121     $378      $654      $1,443
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.60% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:


(Co-Managed)


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.


- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



They are assisted by the Investment Grade Team and High Yield Taxable Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares received at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal year (or period) indicated.



    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                              MARCH 14, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2002
                                                              --------------
Net asset value, beginning of period                              $ 8.97
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.42(a)
----------------------------------------------------------------------------
  Net income (losses) on securities (both realized and
    unrealized)                                                    (0.08)
============================================================================
    Total from investment operations                                0.34
============================================================================
Less dividends from net investment income                          (0.73)
============================================================================
Net asset value, end of period                                    $ 8.58
____________________________________________________________________________
============================================================================
Total return(b)                                                     3.90%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  124
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets                             1.19%(c)
============================================================================
Ratio of net investment income to average net assets                5.90%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               86%
____________________________________________________________________________
============================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for period shown.


(c) Ratios are annualized and based on average daily net assets of $40,338.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. DIVERSIFIED INCOME FUND SERIES II
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. GLOBAL UTILITIES FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts.

                     AIM V.I. Global Utilities Fund seeks to achieve a high total return.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------

Fees and Expenses of the Fund                        5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------

The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------

Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

Distribution Plan                                    7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of domestic and foreign public utility companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest in non-utility securities, but generally will invest in securities of companies that derive revenues from utility-related activities such as providing services, equipment or fuel sources to utilities. Such companies may include those that provide maintenance services to electric, telephone or natural gas utilities, companies that provide energy sources such as coal or uranium, fuel service and equipment companies, companies that provide pollution control for water utilities, and companies that build pipelines or turbines which help produce electricity.

    The fund may invest up to 80% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest a significant amount of its assets in the securities of U.S. issuers. The fund may invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds."


    The fund is a non-diversified, which means it can invest a greater percentage of its assets in any one issuer than can a diversified fund. With respect to 50% of its total assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer. The portfolio managers focus on securities that have favorable prospects for high total return. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that prospect. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.



    In anticipation of or in response to adverse market conditions the fund may invest 100% of its total assets in securities of U.S. issuers.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The value of the fund's shares is particularly vulnerable to factors affecting the utility company industry, such as substantial economic, operational, competitive, or regulatory changes. Such changes may, among other things, increase compliance costs or the costs of doing business. In addition, increases in fuel, energy and other prices have historically limited the growth potential of utility companies. Because the fund focuses its investments in the public utility industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

    Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown does not reflect charges at the separate account level; if they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   26.43%
1996...................................................................   11.80%
1997...................................................................   21.33%
1998...................................................................   16.20%
1999...................................................................   33.23%
2000...................................................................   -2.53%
2001...................................................................  -28.11%
2002*..................................................................  -25.65%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 26, 2002.



    During the periods shown in the bar chart, the highest quarterly return was 25.80% (quarter ended December 31, 1999), and the lowest quarterly return was -20.21% (quarter ended September 30, 2002).

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                             SINCE          INCEPTION
December 31, 2002)             1 YEAR   5 YEARS   INCEPTION          DATE
-------------------------------------------------------------------------------
AIM V.I. Global Utilities
  Fund                         (25.65)%  (4.21)%      3.44%         05/02/94(1)
Standard & Poor's 500
  Index(2)                     (22.09)%  (0.58)%      9.96%(3)      04/30/94(3)
Lipper Utility Fund Index(4)   (22.70)%  (2.19)%      4.79%(3)      04/30/94(3)
-------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 26, 2002.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Utility Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Lipper Utility Fund Index measures the performance of the 30 largest utility funds charted by Lipper Inc., an independent mutual funds performance monitor.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.65%

Rule (12b-1) Fees                                                     0.25

Other Expenses                                                        0.57

Total Annual Fund
Operating Expenses                                                    1.47

Fee Waiver and
Expense Reimbursement                                                 0.02

Net Expenses                                                          1.45(2,3)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Expenses have been restated to reflect current agreement.


(3) The fund's advisor has agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.45%. This agreement may be terminated at any time.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund              $150     $465      $803      $1,757
--------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.65% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:


(Co-Managed)


- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Freidli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible with the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

They are assisted by the Balanced Team and Investment Grade Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal year (or period) indicated.



    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                MARCH 26, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2002
                                                                --------------
Net asset value, beginning of period                               $ 13.54
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.19(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (3.66)
==============================================================================
    Total from investment operations                                 (3.47)
==============================================================================
Less distributions from net investment income                        (0.35)
==============================================================================
Net asset value, end of period                                     $  9.72
______________________________________________________________________________
==============================================================================
Total return(b)                                                     (25.55)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   111
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                         1.45%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                      1.51%(c)
==============================================================================
Ratio of net investment income to average net assets                  2.52%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                 54%
______________________________________________________________________________
==============================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for the period shown.


(c) Ratios are annualized and based on average daily net assets of $29,138.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C., on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------

 AIM V.I. GLOBAL UTILITIES FUND SERIES II
 SEC 1940 Act file number: 811-7452
------------------------------------------


AIMinvestments.com

                     AIM V.I. GOVERNMENT SECURITIES FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Government Securities Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund;
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

Distribution Plan                                    7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by
(a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between 3 and 10 years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to 30 years. The fund may also invest up to 20% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent a fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................  -3.97%
1995...................................................................  15.28%
1996...................................................................   2.03%
1997...................................................................   7.89%
1998...................................................................   7.46%
1999...................................................................  -1.56%
2000...................................................................   9.85%
2001...................................................................   6.13%
2002*..................................................................   9.25%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 5.41% (quarter ended June 30, 1995) and the lowest quarterly return was -2.88% (quarter ended March 31, 1994).

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                             SINCE          INCEPTION
December 31, 2002)             1 YEAR   5 YEARS   INCEPTION          DATE
-------------------------------------------------------------------------------
AIM V.I. Government
  Securities Fund               9.25%    6.15%        5.63%         05/05/93(1)
Lehman Brothers Intermediate
  U.S. Government Bond
  Index(2)                      9.64%    7.44%        6.67%(3)      04/30/93(3)
Lehman Brothers U.S.
  Aggregate Bond Index(4)      10.25%    7.55%        7.26%(3)      04/30/93(3)
Lehman Brothers Intermediate
  U.S. Government and
  Mortgage Index(5)             9.11%    7.39%         N/A          04/30/93(3)
Lipper Intermediate U.S.
  Government Fund Index(6)     10.00%    7.01%        6.35%(3)      04/30/93(3)
-------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.


(2) The Lehman Brothers Intermediate U.S. Government Bond Index is a composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government. The fund has also included the Lehman Brothers Intermediate U.S. Government and Mortgage Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate U.S. Government Fund Index (which may or may not include the Fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Lehman Brothers U.S. Aggregate Bond Index is an index generally considered representative of treasury issues, agency issues, corporate issues and mortgage-backed securities.


(5) The Lehman Brothers Intermediate U.S. Government and Mortgage Index is a market weighted combination of the Lehman Brothers Intermediate U.S. Government Index and the Lehman Brothers Mortgage Index. The index contains securities with maturities ranging from one to ten years.


(6) The Lipper Intermediate U.S. Government Fund Index measures the performance of the largest government securities funds. It is compiled by Lipper Analytical Services, Inc., an independent mutual funds performance monitor. Results shown reflect reinvestment of dividends.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.50%

Rule (12b-1) Fees                                                       0.25

Other Expenses                                                          0.31

Total Annual Fund
Operating Expenses                                                      1.06

Net Expenses                                                            1.06
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund         $108     $337      $585      $1,294
--------------------------------------------------------------------------------

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.50% of the average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Scot W. Johnson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.



More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

    The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                              SEPTEMBER 19, 2001
                                                                 (DATE SALES
                                            YEAR ENDED          COMMENCED) TO
                                           DECEMBER 31,          DECEMBER 31,
                                               2002                  2001
                                           ------------       ------------------
Net asset value, beginning of period         $ 11.52                $11.84
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.46(a)               0.16(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.60                 (0.14)
================================================================================
    Total from investment operations            1.06                  0.02
================================================================================
Less dividends from net investment income      (0.23)                (0.34)
================================================================================
Net asset value, end of period               $ 12.35                $11.52
________________________________________________________________________________
================================================================================
Total return(b)                                 9.25%                 0.22%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $14,926                $  946
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets
  (including interest expense)                  1.06%(c)              1.41%(d)
================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                  1.05%(c)              1.13%(d)
================================================================================
Ratio of net investment income to average
  net assets                                    3.76%(c)              4.76%(d)
================================================================================
Ratio of interest expense to average net
  assets                                        0.01%(c)              0.28%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                          170%                  199%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for the periods shown.


(c) Ratios are based on average daily net assets of $5,853,778.


(d) Annualized.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------

 AIM V.I. GOVERNMENT SECURITIES FUND SERIES II
 SEC 1940 Act file number: 811-7452
-----------------------------------------------


AIMinvestments.com

                     AIM V.I. GROWTH FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Growth Fund seeks to provide growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3
------------------------------------------------------

FEES AND EXPENSE EXAMPLE                             4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may invest up to 25% of its assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
12/31/94...............................................................   -2.72%
12/31/95...............................................................   34.43%
12/31/96...............................................................   17.79%
12/31/97...............................................................   26.55%
12/31/98...............................................................   33.79%
12/31/99...............................................................   34.91%
12/31/00...............................................................  -20.69%
12/31/01...............................................................  -34.05%
12/31/02*..............................................................  -31.11%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 27.73% (quarter ended December 31, 1998) and the lowest quarterly return was -27.48% (quarter ended March 31, 2001).

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                                SINCE        INCEPTION
December 31, 2002)               1 YEAR    5 YEARS   INCEPTION        DATE
--------------------------------------------------------------------------------
AIM V.I. Growth Fund             (31.11)%   (8.24)%     3.55%        05/05/93(1)
Standard & Poor's 500 Index(2)   (22.09)%   (0.58)%     9.47%(3)     04/30/93(3)
Russell 1000--Registered
  Trademark-- Growth Index(4)    (27.88)%   (3.84)%     7.49%(3)     04/30/93(3)
Lipper Large-Cap Growth Fund
  Index(5)                       (28.11)%   (4.16)%     6.68%(3)     04/30/93(3)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark--Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a greater than average growth orientation. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(5) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.63%

Rule (12b-1) Fees                                                     0.25

Other Expenses                                                        0.28

Total Annual Fund
Operating Expenses                                                    1.16

Net Expenses                                                          1.16
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Growth Fund                 $118        $368        $638       $1,409
--------------------------------------------------------------------------------

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.63% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Lanny H. Sachnowitz (lead-manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.



- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.



- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.



They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal year (or period) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                              SEPTEMBER 19, 2001
                                                                 (DATE SALES
                                              YEAR ENDED        COMMENCED) TO
                                             DECEMBER 31,        DECEMBER 31,
                                                 2002                2001
                                            --------------    ------------------
Net asset value, beginning of period           $ 16.36              $14.67
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.06)(a)           (0.02)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (5.03)               1.75
================================================================================
    Total from investment operations             (5.09)               1.73
================================================================================
Less dividends from net investment income           --               (0.04)
================================================================================
Net asset value, end of period                 $ 11.27              $16.36
________________________________________________________________________________
================================================================================
Total return(b)                                 (31.11)%             11.79%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $ 2,733              $  604
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets           1.16%(c)            1.17%(d)
================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.46)%(c)          (0.46)%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                            195%                239%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $1,606,748.


(d) Annualized.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. GROWTH FUND SERIES II
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. HIGH YIELD FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. High Yield Fund seeks to achieve a high level of current income.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

Distribution Plan                                    7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund seeks to meet its objective by investing at, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

    Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent a fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------


    To the extent the fund holds cash or liquid assets rather than equity securities, the fund may not achieve its investment objective.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                        ANNUAL
YEARS ENDED                                                              TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                            ---------
1999.................................................................   10.25%
2000.................................................................  -19.21%
2001.................................................................   -5.23%
2002*................................................................   -6.08%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 26, 2002.



    During the period shown in the bar chart, the highest quarterly return was 7.07% (quarter ended December 31, 2001) and the lowest quarterly return was -14.11% (quarter ended December 31, 2000).

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. High Yield Fund                  (6.08)%       (6.49)%      05/01/98(1)
Lehman Brothers U.S. Aggregate Bond
  Index(2)                                10.25%         7.63%(3)    04/30/98(3)
Lehman Brothers High Yield Index(4)       (1.41)%       (0.38)%(3)   04/30/98(3)
Lipper High Yield Bond Fund Index(5)      (2.41)%       (2.90)%(3)   04/30/98(3)
--------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 26, 2002.


(2) The Lehman Brothers U.S. Aggregate Bond Index is an index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities and asset-backed securities). The fund has elected to use the Lehman Brothers U.S. Aggregate Bond Index as its broad-based index rather than the Lehman Brothers High Yield Index since the Lehman Brothers U.S. Aggregate Bond Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Yield Bond Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Lehman Brothers High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least one year to maturity.


(5) The Lipper High Yield Bond Fund Index is an index under which represents an average of the 30 largest high yield funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.62%

Rule (12b-1) Fees                                                       0.25

Other Expenses                                                          0.68

Total Annual Fund
Operating Expenses                                                      1.55

Fee Waiver and
Expense Reimbursement                                                   0.10

Net Expenses                                                            1.45(2)
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. High Yield Fund                    $158     $490      $845      $1,845
--------------------------------------------------------------------------------

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002 the advisor received compensation of 0.62% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



(Co-Managed)





- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.



- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.



    They are assisted by the High Yield Taxable Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com).

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                              MARCH 26, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2002
                                                              --------------
Net asset value, beginning of period                              $ 5.27
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.38(a)
----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.66)
============================================================================
    Total from investment operations                               (0.28)
============================================================================
Net asset value, end of period                                    $ 4.99
____________________________________________________________________________
============================================================================
Total return(b)                                                    (5.31)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  142
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                       1.45%(c)
----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                    1.55%(c)
============================================================================
Ratio of net investment income to average net assets               10.05%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               74%
____________________________________________________________________________
============================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are annualized and based on average daily net assets of $59,371.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 AIM V.I. HIGH YIELD FUND SERIES II
 SEC 1940 Act file number: 811-7452
------------------------------------


AIMinvestments.com

                     AIM V.I. INTERNATIONAL GROWTH FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. International Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investment will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   -1.86%
1995...................................................................   16.95%
1996...................................................................   19.76%
1997...................................................................    6.67%
1998...................................................................   15.20%
1999...................................................................   54.67%
2000...................................................................  -26.59%
2001...................................................................  -23.72%
2002*..................................................................  -15.89%



*The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 41.80% (quarter ended December 31, 1999) and the lowest quarterly return was -19.89% (quarter ended September 30, 2002).

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
                                                                 SERIES I
                                                                  SHARES
(for the periods ended                            SINCE         INCEPTION
December 31, 2002)           1 YEAR   5 YEARS   INCEPTION          DATE
-----------------------------------------------------------------------------
AIM V.I. International
  Growth Fund                (15.89)%  (3.44)%       4.00%        05/05/93(1)
Morgan Stanley Capital
  International--Registered
  Trademark-- EAFE Index(2)  (15.94)%  (2.89)%       1.97%(3)     04/30/93(3)
Morgan Stanley Capital
  International--Registered
  Trademark-- EAFE Growth
  Index(4)                   (16.02)%  (5.43)%      (0.14)%(3)    04/30/93(3)
Lipper International Fund
  Index(5)                   (13.83)%  (1.64)%       4.31%(3)     04/30/93(3)
-----------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.


(2) The Morgan Stanley Capital International--Registered Trademark-- Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries. The fund has also included the Morgan Stanley Capital International--Registered Trademark-- EAFE Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper International Index (which may or may not include the Fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Morgan Stanley Capital International--Registered Trademark-- EAFE Growth Index is recognized as the pre-eminent benchmark in the U.S. to measure international "growth" equity performance (high P/BV securities). It includes securities from 21 countries, representing the developed markets outside North America, Europe, Australasia, and the Far East.


(5) The Lipper International Fund Index is an equally weighted representation of the 30 largest funds in the Lipper International category. These funds invest in securities with primary trading outside of the U.S. and may own U.S. securities as well.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                               SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          None

Maximum Deferred
Sales Charge (Load)                                                  None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                              SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                      0.74%

Rule (12b-1) Fees                                                    0.25

Other Expenses                                                       0.35

Total Annual Fund
Operating Expenses                                                   1.34

Net Expenses                                                         1.34(2)
-------------------------------------------------------------------------------



(1)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2)Expenses have been restated to reflect current agreement.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. International Growth Fund          $136     $425      $734      $1,613
--------------------------------------------------------------------------------

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.74% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.



- Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.



- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.


- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an associate with JMB Realty.


They are assisted by the Asian Pacific Team and Europe/Canada Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts or participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                   SEPTEMBER 19, 2001
                                                                      (DATE SALES
                                                 YEAR ENDED          COMMENCED) TO
                                                DECEMBER 31,          DECEMBER 31,
                                                    2002                  2001
                                                ------------       ------------------
Net asset value, beginning of period              $ 14.90                $14.42
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.03(a)               0.01(a)
-------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (2.40)                 0.93
=====================================================================================
    Total from investment operations                (2.37)                 0.94
=====================================================================================
Less distributions:
  Dividends from net investment income              (0.08)                (0.05)
-------------------------------------------------------------------------------------
  Distributions from net realized gains                --                 (0.41)
=====================================================================================
    Total distributions                             (0.08)                (0.46)
=====================================================================================
Net asset value, end of period                    $ 12.45                $14.90
_____________________________________________________________________________________
=====================================================================================
Total return(b)                                    (15.89)%                6.63%
_____________________________________________________________________________________
=====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $ 4,751                $  374
_____________________________________________________________________________________
=====================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   1.31%(c)              1.30%(d)
-------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   1.34%(c)              1.30%(d)
=====================================================================================
Ratio of net investment income to average net
  assets                                             0.19%(c)              0.22%(d)
_____________________________________________________________________________________
=====================================================================================
Portfolio turnover rate                                71%                  109%
_____________________________________________________________________________________
=====================================================================================



(a)Calculated using average shares outstanding.


(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c)Ratios are based on average daily net assets of $8,541,502.


(d)Annualized.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. INTERNATIONAL GROWTH FUND SERIES II
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. MID CAP
                     CORE EQUITY FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Mid Cap Core Equity Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet this objective by investing, normally, at least 80% of its total assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of midcapitalization companies. The fund considers a company to be a midcapitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap(TM) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark--Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap(TM) Index are considered representative of medium-sized companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.



    The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows the performance of the fund's shares.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -11.20%




    During the period shown in the bar chart, the highest quarterly return was 5.90% (quarter ended December 31, 2002) and the lowest quarterly return was 14.48% (quarter ended September 30, 2002).

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE TABLE



The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                    SERIES I
                                                                     SHARES
(for the periods ended                               SINCE         INCEPTION
December 31, 2002)                        1 YEAR   INCEPTION          DATE
--------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund         (11.20)%     (3.69)%       09/10/01
Standard & Poor's 500 Index(1)            (22.09)%    (15.99)%(2)    08/31/01(2)
Russell Midcap--Registered Trademark--
  Index(3)                                (16.19)%    (10.40)%(2)    08/31/01(2)
Lipper Mid-Cap Core Index(4)              (17.37)%    (11.43)%(2)    08/31/01(2)
--------------------------------------------------------------------------------



(1)The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to the use the S&P 500 Index as its broad-based index rather than the Russell Midcap--Registered Trademark-- Index since the S&P 500 Index is such a widely recognized gauge of U.S. stock market performance. The fund will continue to include the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Index (which may or may not include the fund) is included for comparison to a peer-group.


(2)The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(3)The Russell Midcap--Registered Trademark-- Index represents the performance of the stocks of domestic mid-capitalization companies.


(4)The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.73%

Rule (12b-1) Fees                                                     0.25

Other Expenses                                                        0.57

Total Annual Fund
Operating Expenses                                                    1.55

Fee Waiver and
Expense Reimbursement                                                 0.10

Net Expenses                                                          1.45(2)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund           $158     $490      $845      $1,845
--------------------------------------------------------------------------------

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.73% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.



- David W. Pointer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor since 1999. From 1997 to 1999, he was a full-time student.



They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                              SEPTEMBER 10, 2001
                                                                               (DATE OPERATIONS
                                                               YEAR ENDED       COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2002               2001
                                                              ------------    ------------------
Net asset value, beginning of period                            $ 10.71             $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.04)(a)          (0.01)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.16)              0.73
================================================================================================
    Total from investment operations                              (1.20)              0.72
================================================================================================
Less distributions from net investment income                        --              (0.01)
================================================================================================
Net asset value, end of period                                  $  9.51             $10.71
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  (11.20)%             7.22%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 1,214             $  536
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.45%(c)           1.44%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.55%(c)           5.44%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.37)%(c)         (0.25)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                              36%                20%
________________________________________________________________________________________________
================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(c) Ratios are based on average daily net assets of $815,346.


(d) Annualized.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------

 AIM V.I. MID CAP CORE EQUITY FUND SERIES II
 SEC 1940 Act file number: 811-7452
---------------------------------------------


AIMinvestments.com

                     AIM V.I. MONEY MARKET FUND


                     July 16, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    5
------------------------------------------------------

Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

Distribution Plan                                    5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aiminvestments.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

    The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks. Any percentage limitations with respect to the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


    The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
1994....................................................................   3.39%
1995....................................................................   5.44%
1996....................................................................   4.69%
1997....................................................................   4.87%
1998....................................................................   4.80%
1999....................................................................   4.40%
2000....................................................................   5.57%
2001....................................................................   3.36%
2002*...................................................................   0.93%



* The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is December 16, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 1.43% (quarter ended December 31, 2000) and the lowest quarterly return was 0.19% (quarter ended December 31, 2002).

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table reflects the fund's performance over the periods indicated. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------------
(for the periods ended December 31,                            SINCE          SERIES II SHARES       SERIES I SHARES
2002)                                    1 YEAR    5 YEARS    INCEPTION       INCEPTION DATE         INCEPTION DATE
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                0.93%      3.80%        4.01%             12/16/01               05/05/93(1)
-------------------------------------------------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is December 16, 2001.



The AIM V.I. Money Market Fund's seven day yield on December 31, 2002 was 0.57%. For the current seven day yield, call (800) 347-4246.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                         0.40%

Rule (12b-1) Fees                                                       0.25

Other Expenses                                                          0.27

Total Annual Fund
Operating Expenses                                                      0.92

Net Expenses                                                            0.92
-------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Money Market Fund                  $94      $293      $509      $1,131
--------------------------------------------------------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.40% of average daily net assets.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all of its securities based on the amortized cost method. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS


The fund generally declares on each business day and pays any dividends monthly to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.


CAPITAL GAINS DISTRIBUTIONS

The fund may distribute net realized short-term gains, if any, frequently to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                 DECEMBER 16, 2001
                                                                    (DATE SALES
                                                 YEAR ENDED        COMMENCED) TO
                                                DECEMBER 31,        DECEMBER 31,
                                                    2002                2001
                                                -------------    ------------------
Net asset value, beginning of period               $ 1.00              $1.00
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.01               0.00
===================================================================================
Less distributions from net investment
  income                                            (0.01)              0.00
===================================================================================
Net asset value, end of period                     $ 1.00              $1.00
___________________________________________________________________________________
===================================================================================
Total return(a)                                      0.93%              0.05%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $7,831              $ 997
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets              0.92%(b)           0.89%(c)
___________________________________________________________________________________
===================================================================================
Ratio of net investment income to average
  net assets                                         0.93%(b)           3.11%(c)
___________________________________________________________________________________
===================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.


(b) Ratios are based on average daily net assets of $3,473,175.


(c) Annualized.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 AIM V.I. MONEY MARKET FUND SERIES II
 SEC 1940 Act file number: 811-7452
--------------------------------------


AIMinvestments.com

                     AIM V.I. NEW TECHNOLOGY FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts.

                     AIM V.I. New Technology Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5

Expense Table                                        5

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisor                                          6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Pricing of Shares                                    7

Taxes                                                7

Dividends and Distributions                          7

Share Classes                                        7

Distribution Plan                                    7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective and policies of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, which may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Technology and science companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, healthcare and medical technology, and biotechnology and medical devices. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research; product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.



    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since many equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    Because the fund focuses its investments in the technology and science industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

    The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

    In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.



    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    The fund may participate in the initial public offering (IPO) market in some cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.



    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    6.88%
1995...................................................................   23.36%
1996...................................................................   19.05%
1997...................................................................   14.23%
1998...................................................................   21.81%
1999...................................................................  106.02%
2000...................................................................  -36.46%
2001...................................................................  -47.60%
2002*..................................................................  -45.17%



*The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 2, 2002.



    During the periods shown in the bar chart, the highest quarterly return was 63.00% (quarter ended December 31, 1999) and the lowest quarterly return was -50.06% (quarter ended March 31, 2001). For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. in addition, for periods prior to May 1, 2000, performance shown above relates to the fund before changing its investment strategy to emphasize securities of companies in the technology industry as well as the telecommunications industry. Also for periods prior to May 1, 2001, the performance shown above relates to the fund before changing its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                              SINCE         INCEPTION
December 31, 2002)             1 YEAR   5 YEARS   INCEPTION          DATE
-------------------------------------------------------------------------------
AIM V.I. New Technology
  Fund(2)                      (45.17)% (14.45)%      (1.20)%       10/18/93(1)
Standard & Poor's 500
  Index(3)                     (22.09)%  (0.58)%       9.11%(4)     10/31/93(4)
PSE Technology Index(5)        (33.33)%   9.54%       17.05%(4)     10/31/93(4)
Lipper Science & Technology
  Fund Index(6)                (41.38)%  (3.46)%       5.32%(4)     10/31/93(4)
-------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is April 2, 2002.


(2) For periods prior to October 15, 1999, the performance shown relates to a predecessor fund. In addition, for periods prior to May 1, 2000, performance shown above relates to the fund before changing its investment strategy to include securities of companies in the technology industry. Also, for the periods prior to May 1, 2001, the performance shown above relates to the fund before changing its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.


(3) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the PSE Technology Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer-group.


(4) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(5) The PSE Technology Index is a price-weighted index of the top 100 technology stocks listed on the Pacific Stock Exchange.


(6) The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or a variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       1.00%

Rule (12b-1) Fees                                                     0.25

Other Expenses                                                        0.71

Total Annual Fund
Operating Expenses                                                    1.96

Fee Waiver and
Expense Reimbursement                                                 0.51

Net Expenses                                                          1.45(2)
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extend necessary to limit total annual fund operating expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Plan fees to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
AIM V.I. New
Technology Fund                      $199        $615       $1,057      $2,285
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002 the advisor received compensation of 0.59% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:


- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.


- Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.



More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.





                                                                   APRIL 2, 2002
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                   DECEMBER 31,
                                                                       2002
                                                                   -------------
Net asset value, beginning of period                                  $  3.69
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.03)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         (1.35)
================================================================================
    Total from investment operations                                    (1.38)
================================================================================
Net asset value, end of period                                        $  2.31
________________________________________________________________________________
================================================================================
Total return(b)                                                        (37.40)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $    13
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                       1.45%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                    1.96%(c)
================================================================================
Ratio of net investment income (loss) to average net assets             (1.37)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                   144%
________________________________________________________________________________
================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total return does not reflect charges at the separate account level which if included would reduce total return for the period shown.


(c) Ratios are annualized and based on average daily net assets of $21,275.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------

 AIM V.I. NEW TECHNOLOGY FUND SERIES II
 SEC 1940 Act file number: 811-7452
----------------------------------------------


AIMinvestments.com

                     AIM V.I. PREMIER EQUITY FUND


                     May 1, 2003





                     Prospectus

                     SERIES II SHARES


                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Premier Equity Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------

Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the fund are applied at the time of purchase.


    The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.



    A larger position in cash or cash equivalents could also detract from the achievement of the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management, the fund may not achieve its investment objective.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate rate account level; if they did, the performance shown would be lower.


    Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact that the Rule 12b-1 plan of Series II shares would have had if the Series II shares had then existed. Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                              ---------
1994...................................................................     3.78%
1995...................................................................    35.91%
1996...................................................................    14.74%
1997...................................................................    23.38%
1998...................................................................    32.08%
1999...................................................................    29.57%
2000...................................................................   -14.86%
2001...................................................................   -12.76%
2002*..................................................................   -30.44%



*The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.



    During the periods shown in the bar chart, the highest quarterly return was 26.96% (quarter ended December 31, 1998) and the lowest quarterly return was -18.46% (quarter ended June 30, 2002).

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. Performance shown for periods prior to the inception date of the Series II shares are since the inception date of the Series I shares, adjusted to reflect the impact of Series II shares Rule 12b-1 plan would have had if the Series II shares had then existed.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
                                                                    SHARES
(for the periods ended                             SINCE          INCEPTION
December 31, 2002)             1 YEAR   5 YEARS   INCEPTION          DATE
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund   (30.44)%  (2.43)%      7.57%         05/05/93(1)
Standard & Poor's 500
  Index(2)                     (22.09)%  (0.58)%      9.47%(3)      04/30/93(3)
Lipper Large-Cap Core
  Index(4)                     (21.23)%  (0.74)%      8.07%(3)      04/30/93(3)
-------------------------------------------------------------------------------



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.


(2) The Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. In addition, the Lipper Large-Cap Core Index (which may or may not include the fund) is included for comparison to a peer-group.


(3) The average annual total return given is since the date closest to the inception date of the fund's Series I shares.


(4) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND



The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II class shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                       0.61%

Rule (12b-1) Fees                                                     0.25

Other Expenses                                                        0.24

Total Annual Fund
Operating Expenses                                                    1.10

Net Expenses                                                          1.10
--------------------------------------------------------------------------------



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2002 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.



    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                $112     $350      $606      $1,340
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2002, the advisor received compensation of 0.61% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the fund's portfolio are as follows:



- Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.



- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was Senior Portfolio Manager for Waddell & Reed.



- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1991.



- Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.



- Kellie K. Veazey, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.



They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES


The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES


The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.


DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.


    This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                 SEPTEMBER 19, 2001
                                                                                    (DATE SALES
                                                               YEAR ENDED          COMMENCED) TO
                                                              DECEMBER 31,          DECEMBER 31,
                                                                  2002                  2001
                                                              ------------       ------------------
Net asset value, beginning of period                            $ 23.34                $21.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.00(a)               0.00(a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.10)                 2.85
===================================================================================================
    Total from investment operations                              (7.10)                 2.85
===================================================================================================
Less distributions:
  Dividends from net investment income                            (0.07)                (0.03)
---------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --                 (0.48)
===================================================================================================
    Total distributions                                           (0.07)                (0.51)
===================================================================================================
Net asset value, end of period                                  $ 16.17                $23.34
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (30.44)%               13.66%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $10,834                $  687
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets                            1.10%(c)              1.10%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (0.01)%(c)            (0.01)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              46%                   40%
___________________________________________________________________________________________________
===================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for all periods shown.


(c) Ratios are based on average daily net assets of $5,410,029.


(d) Annualized.

                          ----------------------------
                          AIM V.I. PREMIER EQUITY FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

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 AIM V.I. PREMIER EQUITY FUND SERIES II
 SEC 1940 Act file number: 811-7452
----------------------------------------


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